United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-1

(Investment Company Act File Number)

Federated Global Allocation Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/16

Date of Reporting Period: Six months ended 05/31/16

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
May 31, 2016
Share Class	Ticker
A	FSTBX
B	FSBBX
C	FSBCX
R	FSBKX
Institutional	SBFIX

Federated Global Allocation Fund
Fund Established 1934

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from December 1, 2015 through May 31, 2016. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2016, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets[2]
Domestic Equity Securities	28.7%
International Equity Securities	24.8%
Corporate Debt Securities	15.8%
Foreign Debt Securities	10.9%
Mortgage-Backed Securities[3]	3.6%
U.S. Treasury and Agency Securities	3.2%
Trade Finance Agreements	0.9%
Commercial Mortgage-Backed Securities	0.7%
Collateralized Mortgage-Backed Obligations	0.7%
Asset-Backed Securities	0.6%
Floating Rate Loan	0.6%
Municipal Securities[4]	0.0%
Other Security Type[5]	5.5%
Derivative Contracts[6]	0.1%
Cash Equivalents[7]	2.3%
Other Assets and Liabilities—Net[8]	1.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these security types.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, Mortgage-Backed Securities include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
4	Represents less than 0.1%.
5	Other Security Type consists of exchange-traded funds, purchased put options, purchased call options, purchased put swaptions, written put options and written call swaptions.
6	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
7	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
8	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At May 31, 2016, the Fund's sector composition9 of the Fund's equity holdings was as follows:
Sector Composition of Equity Holdings	Percentage of Equity Securities
Financials	21.3%
Consumer Discretionary	14.8%
Industrials	12.7%
Information Technology	12.5%
Health Care	11.9%
Consumer Staples	8.0%
Telecommunication Services	5.2%
Utilities	5.1%
Energy	4.6%
Materials	3.9%
TOTAL	100.0%
9	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
May 31, 2016 (unaudited)
Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—53.5%
		Consumer Discretionary—7.9%
5,705		Adidas AG	$730,446
15,400		Aisin Seiki Co.	630,980
2,208	[1]	Amazon.com, Inc.	1,595,920
4,971	[1]	Apollo Education Group, Inc.	45,683
14,396		Aristocrat Leisure Ltd.	133,541
900	[1]	Asbury Automotive Group, Inc.	50,490
42,616		Barratt Developments PLC	365,452
763	[1]	Belmond Ltd.	7,256
7,185		Berkeley Group Holdings PLC	340,876
3,576		Bloomin' Brands, Inc.	68,123
11,281		BorgWarner, Inc.	383,892
13,500		Bridgestone Corp.	463,088
1,398	[1]	Burlington Stores, Inc.	84,383
10,988		Cablevision Systems Corp., Class A	381,064
6,160	[1]	Caesars Entertainment Corp.	45,153
2,239		Caleres, Inc.	54,766
2,815		Callaway Golf Co.	28,319
400		Cato Corp., Class A	15,140
872		Clubcorp Holdings, Inc.	10,525
17,643		Comcast Corp., Class A	1,116,802
3,315		Continental Ag	711,155
6,531	[1]	CROCs, Inc.	64,265
24,900		Daihatsu Motor Co. Ltd.	338,471
2,507		Daimler AG	171,083
4,600		Dana Holding Corp.	55,292
5,949		Darden Restaurants, Inc.	403,521
4,369		Delphi Automotive PLC	296,917
5,457	[1]	Denny's Corp.	58,554
1,540	[1]	Discovery Communications, Inc., Class A	42,889
51,133		Dixons Carphone PLC	325,908
8,612		Dollarama, Inc.	593,025
1,005		Drew Industries, Inc.	77,747
297	[1]	Express, Inc.	4,318
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
17,607		Extended Stay America, Inc.	$251,076
4,080	[1]	Ferrari NV	172,801
1,221	[1]	G-III Apparel Group Ltd.	47,765
10,436		GNC Holdings, Inc.	271,858
2,996		Gannett Co., Inc.	46,797
863		Gildan Activewear, Inc.	25,712
4,095	[1]	Gray Television, Inc.	48,403
10,068		Greene King PLC	129,930
5,037		Harman International Industries, Inc.	394,095
149,753		Harvey Norman Holdings Ltd.	492,734
10,880		Home Depot, Inc.	1,437,466
9		Husqvarna AB, Class B	71
41	[1]	IRobot Corp.	1,578
112,504		ITV PLC	350,060
3,213		International Game Technology PLC	60,918
52,100		Isuzu Motors Ltd.	622,139
871		Jack in the Box, Inc.	74,209
69,051		Kingfisher PLC	367,286
4,300		Koito Manufacturing Co. Ltd.	201,288
7,543		L Brands, Inc.	517,073
4,329	[1]	La Quinta Holdings, Inc.	51,428
2,356		La-Z-Boy, Inc.	62,387
7,359		Lagardere SCA	173,953
3,241		Lear Corp.	384,901
9,425		Lennar Corp., Class B	344,955
38,000		Li & Fung Ltd.	19,333
1,167	[1]	Liberty Braves Group, Class A	18,159
8,877	[1]	Liberty Braves Group, Class C	133,155
4,720	[1]	Liberty Braves Group- Rights W/I	10,338
6,169	[1]	Liberty Broadband Corp., Class C	356,753
15,148	[1]	Liberty Interactive Corp., QVC Group	408,693
12,771		Linamar Corp.	534,077
12,206		Lowe's Cos., Inc.	978,067
5,256		Luxottica Group S.p.A	284,864
54,800		MGM China Holdings Ltd.	79,480
15,904		Magna International, Inc.	645,814
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
993		Marriott Vacations Worldwide Corp.	$60,176
6,891		McDonald's Corp.	841,115
22,700		McDonald's Holdings Co. (Japan), Ltd.	596,065
1,098	[1]	Michael Kors Holdings Ltd.	46,907
13,900		Mitsubishi Motors Corp.	72,183
3,400		Namco Bandai Holdings, Inc.	83,803
4,694	[1]	NetFlix, Inc.	481,464
5,209		New York Times Co., Class A	62,977
1,104		Nexstar Broadcasting Group, Inc., Class A	58,755
880		Nike, Inc., Class B	48,594
81,600		Nissan Motor Co. Ltd.	821,892
2,700		Nutri/System, Inc.	73,278
1,106	[1]	Ollie's Bargain Outlet Holdings, Inc.	27,727
700	[1]	PNK Entertainment, Inc.- W/I	7,882
89,000		Panasonic Corp.	818,413
628		Pandora A/S	93,106
110		Papa Johns International, Inc.	6,967
3,175	[1]	Party City Holdco, Inc.	44,259
11,729		Persimmon PLC	357,129
872		Pool Corp.	79,849
11,972		ProSiebenSat.1 Media SE	601,529
13,276		Realestate.com.au Ltd.	536,179
24,070		Relx PLC	435,827
756,000		SJM Holdings Ltd.	484,233
64,800		Sands China Ltd.	246,758
5,600		Sankyo Co. Ltd.	207,747
620	[1]	Select Comfort Corp.	13,900
94,864	[1]	Sirius XM Holdings, Inc.	381,353
5,908		Six Flags Entertainment Corp.	340,832
2,253	[1]	Smith & Wesson Holding Corp.	54,906
1,851		Sonic Corp.	55,141
8,711		Starbucks Corp.	478,147
451		Sturm Ruger & Co., Inc.	29,870
11,900		Suzuki Motor Corp.	301,708
5,292		TJX Cos., Inc.	402,827
125,993		Taylor Woodrow PLC	374,879
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Discretionary—continued
3,627	[1]	Tegna, Inc.	$83,276
87	[1]	Tesla Motors, Inc.	19,421
402	[1]	The Priceline Group, Inc.	508,261
627	[1]	Tile Shop Hldgs., Inc.	11,443
13,144	[1]	Toll Brothers, Inc.	383,148
10,200		Toyoda Gosei Co. Ltd.	197,965
12,100		Toyota Motor Corp.	626,602
752	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	175,223
5,589		V.F. Corp.	348,306
7,689		Viacom, Inc., Class A	370,610
1,330	[1]	Vista Outdoor, Inc.	66,739
4,560	[1]	Visteon Corp.	341,909
33,011		Vivendi SA	653,856
57		Volkswagen AG	8,799
21,942		WPP PLC	506,011
9,549		Walt Disney Co.	947,452
1,708		Whirlpool Corp.	298,251
6,920		Williams-Sonoma, Inc.	367,037
3,300		Wynn Macau Ltd.	5,126
34,700		Yokohama Rubber Co. Ltd.	527,725
591		Yum! Brands, Inc.	48,515
3,818	[1,2,3]	Zalando SE	111,833
		TOTAL	35,930,545
		Consumer Staples—4.3%
6,000		Ajinomoto Co., Inc.	144,195
3,004		Alimentation Couche-Tard, Inc., Class B	132,177
14,773		Altria Group, Inc.	940,154
400		Andersons, Inc.	14,312
2,267		Anheuser-Busch InBev NV	286,310
11,750		Archer-Daniels-Midland Co.	502,547
10,593		British American Tobacco PLC	644,138
3,358		Bunge Ltd.	225,221
9,099		CVS Health Corp.	877,599
857		Cal-Maine Foods, Inc.	38,137
1,019		Calavo Growers, Inc.	57,686
725		Casey's General Stores, Inc.	87,152
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
748		Church and Dwight, Inc.	$73,663
4,819	[1]	Coca-Cola European Partners PLC	187,025
14,693	[1]	Coca-Cola HBC AG	285,883
15,210		ConAgra Foods, Inc.	695,097
13,352		Coty, Inc., Class A	351,692
3,275		Dean Foods Co.	59,867
3,563		Delhaize Group	372,774
10,277		Diageo PLC	278,445
7,996		Energizer Holdings, Inc.	378,451
750		Estee Lauder Cos., Inc., Class A	68,835
1,100		FamilyMart Co. Ltd.	57,570
700		Fresh Del Monte Produce, Inc.	36,659
178		General Mills, Inc.	11,175
5,729	[1]	Herbalife Ltd.	331,652
2,779	[1]	Imperial Brands PLC	151,383
5,000		Japan Tobacco, Inc.	197,674
5,000		Kellogg Co.	371,850
30,377		Koninklijke Ahold NV	672,637
10,731		Metro, Inc.	363,578
5,000		Molson Coors Brewing Co., Class B	495,900
570		Mondelez International, Inc.	25,359
18,546		Nestle SA	1,368,110
15,257		ORKLA ASA	137,850
4,598		PepsiCo, Inc.	465,180
9,959		Philip Morris International, Inc.	982,754
12,818		Pilgrims Pride Corp.	318,784
8,510		Pinnacle Foods, Inc.	358,526
9,287		Procter & Gamble Co.	752,618
2,367		Reckitt Benckiser Group PLC	235,318
3,431		SABMiller PLC	213,326
74,635		Sainsbury (J) PLC	290,287
670		Sanderson Farms, Inc.	60,106
18,384		Saputo, Inc.	560,065
155		Snyders-Lance, Inc.	4,791
14,037	[1]	Sprouts Farmers Market, Inc.	347,556
9,503		Sysco Corp.	457,189
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Consumer Staples—continued
26,525		The Coca-Cola Co.	$1,183,015
36,895		Treasury Wine Estates Ltd.	275,241
6,285		Tyson Foods, Inc., Class A	400,857
300	[1]	USANA, Inc.	36,195
1,461		Unilever N.V. - CVA	65,573
4,295		Unilever PLC	195,721
100		WD 40 Co.	11,137
12,773		Wal-Mart Stores, Inc.	904,073
6,235		Whole Foods Market, Inc.	201,702
113,877		William Morrison Supermarkets PLC	326,937
		TOTAL	19,569,708
		Energy—2.5%
5,512		Alon USA Energy, Inc.	41,616
129,385		BP PLC	668,250
16,443		CVR Energy, Inc.	322,941
5,958		Cabot Oil & Gas Corp., Class A	142,813
61,539		California Resources Corp.	93,539
6,012		Chevron Corp.	607,212
680		Delek Group Ltd.	127,090
2,500		Delek US Holdings, Inc.	34,450
14,111		Diamond Offshore Drilling, Inc.	364,346
25,280	[1]	EP Energy Corp.	142,832
26,576		Exxon Mobil Corp.	2,365,795
2,786		Green Plains, Inc.	51,708
5,633		Halliburton Co.	237,600
80,600		Inpex Corp.	655,122
8,689		Kinder Morgan, Inc.	157,097
9,407	[1]	Newfield Exploration Co.	383,523
4,181		Nordic American Tanker Shipping Ltd.	64,262
522		OMV AG	14,536
12,316		PBF Energy, Inc.	324,773
115	[1]	PDC Energy, Inc.	6,676
1,079	[1]	Parsley Energy, Inc.	28,130
23,763		Petrofac Ltd.	267,853
19,639		QEP Resources, Inc.	365,875
16,885		RPC, Inc.	249,054
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
11		Repsol YPF SA	$141
27,878		Royal Dutch Shell PLC, Class B	670,648
5,946		Schlumberger Ltd.	453,680
71,822	[1]	Seadrill Ltd.	221,930
13,818		Spectra Energy Corp.	440,241
7,578		Suncor Energy, Inc.	209,307
10,019		Technip SA	548,851
900		Teekay Tankers Ltd., Class A	3,186
6,913		Total SA	335,093
8,357		Valero Energy Corp.	457,128
2,585		Western Refining, Inc.	54,905
2,125		World Fuel Services Corp.	97,686
		TOTAL	11,209,889
		Financials—11.4%
13,578		AGEAS	548,727
7,600		AIA Group Ltd.	44,226
2,728		ARMOUR Residential REIT, Inc.	52,923
35,628		AXA SA	893,002
11,581		Admiral Group PLC	329,716
6,923		Aflac, Inc.	480,872
1,728		Alexander and Baldwin, Inc.	65,076
6,610		Allianz SE	1,077,957
8,100		Allstate Corp.	546,831
22,457	[1]	Ally Financial, Inc.	402,879
460		Altisource Residential Corp.	4,609
542	[1]	Ambac Financial Group, Inc.	8,938
4,010		American Capital Mortgage Investment Corp.	63,478
1,183		American International Group, Inc.	68,472
100,000		Aozora Bank Ltd.	338,428
3,855		Apollo Commercial Real Estate Finance, Inc.	62,490
86		Argo Group International Holdings Ltd.	4,517
2,797		Axis Capital Holdings Ltd.	154,255
1,084		BB&T Corp.	39,425
3,799		BBCN Bancorp, Inc.	61,772
207,000		BOC Hong Kong (Holdings) Ltd.	635,189
2,997		Banc of California, Inc.	60,120
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
226		Banco Bilbao Vizcaya Argentaria SA	$1,491
10,469		Banco Santander SA	49,867
2,650		Bancorpsouth, Inc.	63,309
12,313		Bank Hapoalim Ltd.	63,499
80,393	[1]	Bank Leumi Le-Israel	294,393
75,711		Bank of America Corp.	1,119,766
1,551		Bank of Montreal	97,340
5,732		Bank of Nova Scotia	280,360
28,113		Barclays PLC	74,297
6,812	[1]	Berkshire Hathaway Inc., Class B	957,358
900		Blackrock, Inc.	327,465
1,400	[1]	BofI Holding, Inc.	26,278
2,300		Boston Private Financial Holdings	28,957
13,626		Brixmor Property Group, Inc.	344,057
6,268		Brookfield Asset Management, Inc., Class A	219,967
5,607		CBOE Holdings, Inc.	356,886
5,054		CME Group, Inc.	494,736
3,993		CNO Financial Group, Inc.	81,018
30,213		CNP Assurances	512,024
3,779		CVB Financial Corp.	66,321
7,965		CYS Investments, Inc.	65,074
9,955		Canadian Imperial Bank of Commerce	772,426
4,500		Capital One Financial Corp.	329,580
6,300		Capstead Mortgage Corp.	60,858
200		Cash America International, Inc.	7,254
2,174		Cathay Bancorp, Inc.	67,003
115,000		Chiba Bank Ltd.	597,318
18,100		Chugoku Bank Ltd.	203,787
22,940		Citigroup, Inc.	1,068,316
3,860		Colony Capital, Inc., Class A	70,715
43,593		Commerzbank AG	373,163
4,683		Commonwealth Bank of Australia, Sydney	261,195
207,327		Corp Mapfre Sa	524,639
57,759		Credit Agricole SA	578,821
12,017		Danske Bank	345,884
674		Delta Lloyd NV	3,389
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
9,612		Deutsche Bank AG	$171,577
2,428		Deutsche Wohnen AG	77,958
61,891		Direct Line Insurance Group PLC	336,475
7,693		Discover Financial Services	437,039
8,960		DnB ASA	114,411
14,540	[1]	E*Trade Financial Corp.	405,521
4,898		Equity Lifestyle Properties, Inc.	359,023
5,864		Equity Residential Properties Trust	405,847
3,695		EverBank Financial Corp.	56,607
5,156		FNB Corp.	69,039
5,594	[1]	FNFV Group	67,240
105		Fairfax Financial Holdings Ltd.	53,957
1,200		First American Financial Corp.	45,888
25,050		First Horizon National Corp.	364,728
3,392		First Midwest Bancorp, Inc.	63,430
169,000		Fukuoka Financial Group, Inc.	609,577
595		Gaming and Leisure Properties, Inc.	19,581
36,256		General Property Trust Group	140,792
101,005	[1]	Genworth Financial, Inc., Class A	373,719
23,261		Gjensidige Forsikring ASA	400,466
1,400		Goldman Sachs Group, Inc.	223,272
2,020		Great Western Bancorp, Inc.	68,720
1,551		Great-West Lifeco, Inc.	41,798
2,126		Groupe Bruxelles Lambert SA	180,559
1,889	[1]	HFF, Inc.	60,826
198,002		HSBC Holdings PLC	1,276,653
37,681		Hammerson PLC	316,036
4,898		Hannover Rueck SE	551,875
7,100		Hartford Financial Services Group, Inc.	320,707
4,119		Hatteras Financial Corp.	66,275
11,416		Healthcare Trust of America, Inc.	344,535
1,631		Home Bancshares, Inc.	71,682
3,255		ICAP PLC	20,369
7,050		Industrial Alliance Insurance & Financial Services, Inc.	228,970
3,365		InfraREIT, Inc.	57,777
647		Intact Financial Corp.	45,243
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
9,265		Interactive Brokers Group, Inc., Class A	$372,268
22,885		Intesa Sanpaolo SpA	58,653
67,844		Intu Properties PLC	294,546
5,095		Invesco Mortgage Capital, Inc.	73,266
38,557		Investec PLC	261,878
1,260	[1]	Investment AB Kinnevik	2,704
1,260	[1]	Investment AB Kinnevik, B Shares	30,621
8,198		Investor AB, Class B	284,844
6,502		Investors Bancorp, Inc., NEW	77,829
6,308	[1]	iStar Financial, Inc.	64,531
26,380		JPMorgan Chase & Co.	1,721,823
1,700		Janus Capital Group, Inc.	25,806
50,000		Joyo Bank, Ltd. / The	183,812
2,617	[1]	Julius Baer Group Ltd.	116,243
539		KBC Groupe	31,785
396	[1]	KCG Holdings, Inc.	5,572
670		Kearny Financial Corp.	8,770
3,101		Kennedy-Wilson Holdings, Inc.	66,113
13,044		Kimco Realty Corp.	367,580
337		LegacyTexas Financial Group, Inc.	9,072
130,102		Legal & General Group PLC	451,257
55,965		LendLease Group	541,918
8,839		Lincoln National Corp.	405,268
52,000		Link REIT	318,407
185,690		Lloyds Banking Group PLC	193,757
6,955	[1]	MBIA, Inc.	50,076
12,223		Metlife, Inc.	556,758
7,742	[1]	MGIC Investment Corp.	54,581
4,913		MSCI, Inc., Class A	392,008
6,490		Macquarie Group Ltd.	349,068
27,717		Manulife Financial Corp.	412,579
2,227	[1]	Marcus & Millichap Co., Inc.	56,610
3,709		Mid-American Apartment Communities, Inc.	381,990
382,741		Mirvac Group	536,772
4,000		Mitsubishi Estate Co. Ltd.	76,683
2,781		Morningstar, Inc.	234,800
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
5,757		NASDAQ, Inc.	$380,020
17,962		NN Group NV	598,758
1,648		National Bank of Canada, Montreal	54,692
4,848	[1]	Nationstar Mortgage Holdings, Inc.	61,860
6,188		New Residential Investment Corp.	84,033
79,335		Nordea Bank AB	769,152
4,574		Northwest Bancshares, Inc.	67,741
138,531		Old Mutual PLC	357,462
800		Old National Bancorp.	10,528
2,000		Oversea-Chinese Banking Corp. Ltd.	12,514
4,300		PNC Financial Services Group	385,882
1,448		Partners Group Holding AG	609,804
3,778		Pennymac Mortgage Investment Trust	58,143
17,251		Piedmont Office Realty Trust, Inc.	345,883
107,512		Platinum Asset Management Ltd.	510,027
11,832		Popular, Inc.	370,815
1,833		Potlatch Corp.	62,652
1,426		Primerica, Inc.	80,013
9,708		Principal Financial Group	432,588
1,723		PrivateBancorp, Inc.	76,415
14,176		Prudential Corp. PLC	283,448
3,628		Prudential Financial	287,519
1,759		Public Storage	446,276
4,463		RSA Insurance Group PLC	31,680
4,994		Radian Group, Inc.	61,976
390		Raiffeisen Bank International AG	5,210
4,991		Redwood Trust, Inc.	71,122
20,714		Royal Bank of Canada, Montreal	1,245,194
13,690		Sampo Oyj, Class A	609,527
5,558		Santander Consumer USA Holdings, Inc.	71,476
16,365		Scor Regroupe	546,183
50,105		Segro PLC	317,815
67,437		Skand Enskilda BKN, Class A	645,171
4,815	[1]	Smart Real Estate Investment Trust	126,677
4,693		Societe Generale, Paris	192,739
3,580	[1]	St. Joe Co.	62,220
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Financials—continued
3,898		Sterling Bancorp	$64,161
24,800		Sumitomo Mitsui Financial Group, Inc.	799,587
9,000		Sumitomo Mitsui Trust Holdings, Inc.	30,948
1,000		Sumitomo Realty & Development Co. Ltd.	27,676
485		Sun Life Financial Services of Canada	16,798
17,000		Suntec Real Estate Investment	20,548
4,296		Svenska Handelsbanken AB - A Shares	54,923
3,489		Swiss Re AG	312,963
15,522	[1]	Synchrony Financial	484,286
7,681		TCF Financial Corp.	110,376
19,096		TFS Financial Corp.	352,321
2,756		Talmer Bancorp, Inc., Class A	54,955
9,329		The Bank of New York Mellon Corp.	392,378
46,649		Three I Group	379,454
3,700		Tokio Marine Holdings, Inc.	126,398
6,271		Torchmark Corp.	386,482
19,576		Toronto-Dominion Bank	852,545
1,200		Trustmark Corp.	29,736
304		U.S. Bancorp	13,017
13,985		UBS Group AG	215,651
10,308		UDR, Inc.	371,397
10,935		United Mizrahi Bank Ltd.	128,530
700		Universal Insurance Holdings, Inc.	13,608
2,760		Virtu Financial, Inc., Class A	49,156
718	[1]	Walker & Dunlop, Inc.	17,254
28,269		Wells Fargo & Co.	1,433,804
141	[1]	Western Alliance Bancorp	5,316
4,357		Westpac Banking Corp. Ltd.	96,294
14,601		Weyerhaeuser Co.	459,932
1,549		WisdomTree Investments, Inc.	19,208
		TOTAL	51,904,050
		Health Care—6.3%
15,963		Abbott Laboratories	632,614
7,986		AbbVie, Inc.	502,559
4,101	[1]	Actelion Ltd.	672,227
4,708		Aetna, Inc.	533,087
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
4,986	[1]	Agios Pharmaceuticals, Inc.	$278,967
761	[1]	Alexion Pharmaceuticals, Inc.	114,835
7,400		Alfresa Holdings Corp.	154,477
2,236	[1]	Allergan PLC	527,137
561	[1]	Alnylam Pharmaceuticals, Inc.	40,235
1,253	[1]	Amedisys, Inc.	63,740
5,443		AmerisourceBergen Corp.	408,116
4,340		Amgen, Inc.	685,503
442	[1]	Anacor Pharmaceuticals, Inc.	43,891
5,760		Anthem, Inc.	761,242
5,485		AstraZeneca PLC	320,035
7,667		Baxter International, Inc.	330,908
2,215		Bayer AG	210,989
4,249	[1]	BioMarin Pharmaceutical, Inc.	380,923
1,562	[1]	Bluebird Bio, Inc.	70,680
12,734		Bristol-Myers Squibb Co.	913,028
10,395		CSL Ltd.	868,432
1,276	[1]	Cambrex Corp.	62,409
2,605	[1]	Catalent, Inc.	73,253
4,445	[1]	Celgene Corp.	469,036
1,177	[1]	Cepheid, Inc.	32,968
6,883		Cochlear Ltd.	599,231
69		Coloplast, Class B	5,216
2,400		Cooper Cos., Inc.	390,744
1,276	[1]	Cynosure, Inc., Class A	60,954
1,200	[1,4,5]	Dyax Corp., CVR	1,332
1,516	[1]	Emergent Biosolutions, Inc.	66,522
13,894	[1]	Endo International PLC	219,664
7,653	[1]	Express Scripts Holding Co.	578,184
2,364	[1]	FibroGen, Inc.	44,112
377	[1]	Five Prime Therapeutics, Inc.	17,236
10,159		Fresenius SE & Co. KGaA	766,773
98		Galenica Holding AG	129,267
2,210	[1]	Genomic Health, Inc.	59,228
5,021		Gilead Sciences, Inc.	437,128
119	[1]	Glaukos Corp.	2,898
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
51,826		GlaxoSmithKline PLC	$1,084,773
5,543	[1]	HCA Holdings, Inc.	432,465
326	[1]	HMS Holdings Corp.	5,387
2,051	[1]	Haemonetics Corp.	57,428
2,294	[1]	Halozyme Therapeutics, Inc.	23,078
1,989	[1]	Halyard Health, Inc.	61,838
1,200	[1]	Heartware International, Inc.	35,280
11,051	[1]	Hologic, Inc.	380,265
1,268	[1]	INC Research Holdings, Inc., Class A	55,171
5,092	[1]	Incyte Genomics, Inc.	429,816
8,966		Ionis Pharmaceuticals, Inc.	203,439
10,743		Johnson & Johnson	1,210,629
8,054	[1]	Juno Therapeutics, Inc.	349,785
5,160	[1]	LifePoint Health, Inc.	342,056
9,032		Lilly (Eli) & Co.	677,671
134	[1]	Livanova PLC	6,541
1,472		Lonza AG	253,801
948	[1]	Magellan Health, Inc.	62,805
2,200		Medipal Holdings Corp.	37,858
10,167		Medtronic PLC	818,240
11,865		Merck & Co., Inc.	667,525
2,234	[1]	Merit Medical Systems, Inc.	41,932
6,682	[1]	MiMedx Group, Inc.	52,587
2,000		Mitsubishi Tanabe Pharma Corp.	33,513
1,285	[1]	Natus Medical, Inc.	41,544
11,343		Novartis AG - REG	899,218
17,134		Novo Nordisk A/S, Class B	951,135
1,174	[1]	Nxstage Medical, Inc.	22,189
6,100		Olympus Corp.	255,838
900	[1]	Omnicell, Inc.	29,115
1,242	[1]	PRA Health Sciences, Inc.	58,660
1,263	[1]	Parexel International Corp.	79,430
52,009		Pfizer, Inc.	1,804,712
2,537	[1]	PharMerica Corp.	67,408
1,145	[1]	Press Ganey Holdings, Inc.	38,964
100	[1]	Prestige Brands Holdings, Inc.	5,404
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care—continued
16,444	[1]	Qiagen NV	$354,861
4,239		Quality Systems, Inc.	53,878
500	[1]	Regeneron Pharmaceuticals, Inc.	199,465
2,000	[1]	Repligen Corp.	47,920
8,946		Roche Holding AG-GENUSSCHEIN	2,345,336
4,984		Sanofi	408,041
5,795		Shire PLC	359,035
3,540	[1]	Supernus Pharmaceuticals, Inc.	69,065
157	[1]	Surgical Care Affiliates, Inc.	7,029
195	[1]	Taro Pharmaceutical Industries Ltd.	28,493
1,618	[1]	Team Health Holdings, Inc.	77,615
1,966	[1]	United Therapeutics Corp.	234,092
2,149		UnitedHealth Group, Inc.	287,257
1,558	[1]	VCA, Inc.	101,161
1,276	[1]	Varian Medical Systems, Inc.	105,640
3,066	[1]	Wright Medical Group NV	59,296
113	[1]	Zafgen, Inc.	798
		TOTAL	28,846,262
		Industrials—6.8%
1,169		3M Co.	196,766
2,258		AAR Corp.	55,118
745		ABM Industries, Inc.	25,457
4,559	[1]	AECOM	146,389
2,558		Actuant Corp.	69,808
11,342		Alaska Air Group, Inc.	753,109
34,336		Alfa Laval	518,224
12,752		Allison Transmission Holdsings, Inc.	358,204
59,700		Amada Co.	651,363
9,760		American Airlines Group, Inc.	311,442
1,055		Andritz AG	53,678
110		ArcBest Corp.	1,895
21,074	[1]	Armstrong Flooring, Inc.	349,618
33,138		Asciano Ltd.	212,802
24,270		Ashtead Group PLC	343,175
64,040		BAE Systems PLC	448,615
736		Boeing Co./The	92,846
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
10,427	[1]	BWX Technologies, Inc.	$366,718
15,477	[1]	Babcock & Wilcox Enterprises, Inc.	336,625
14,794		Bouygues SA	479,746
941		Brady (W.H.) Co.	29,914
136		Brenntag AG	7,276
300	[1]	Builders Firstsource, Inc.	3,528
11,726		Bunzl PLC	347,181
12,353		CIMIC Group Ltd.	332,820
12,220		Canadian National Railway, Co.	724,524
10,288		Capita PLC	158,562
2,974	[1]	Continental Building Product, Inc.	68,134
6,348		DSV, De Sammensluttede Vognmad AS	288,950
52,000		Dai Nippon Printing Co. Ltd.	528,101
3,700		Danaher Corp.	363,932
11,481		Delta Air Lines, Inc.	498,964
34,250		Deutsche Lufthansa AG	479,940
23,428		Deutsche Post AG	682,757
3,038	[1]	DigitalGlobe, Inc.	63,585
28,890		Edenred	534,523
5,100		Expeditors International Washington, Inc.	247,605
1,800		Fanuc Ltd.	273,439
27,548	[1]	Ferrovial SA - RTS	9,839
1,690		Geberit International AG	645,355
2,500		General Dynamics Corp.	354,675
66,069		General Electric Co.	1,997,266
2,170		Graco, Inc.	174,186
27,548		Grupo Ferrovial, S.A.	582,415
1,552	[1]	Hawaiian Holdings, Inc.	62,794
2,241		Hillenbrand, Inc.	69,964
963		Honeywell International, Inc.	109,618
1,098,800		Hutchison Port Holdings TR-U	472,370
4,640		Illinois Tool Works, Inc.	491,979
6,100		Ingersoll-Rand PLC	407,541
1,050		Insperity, Inc.	75,569
2,669		Interface, Inc.	45,266
1,314		International Consolidated Airlines Group SA	10,250
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
6,940		Intertek Group PLC	$315,361
37,000		JGC Corp.	566,382
3,700		Japan Airlines Co. Ltd.	126,207
340	[1]	Jet Blue Airways Corp.	6,096
8,985		KAR Auction Services, Inc.	368,744
64,000		Keio Corp.	546,436
14,511		Kennametal, Inc.	355,229
2,726		Knoll, Inc.	67,659
169		Kone Corp. OYJ, Class B	7,976
16,697		Koninklijke Philips NV	449,592
1,951		Korn/Ferry International	56,286
569		Kuehne & Nagel International AG - Reg	79,909
2,628		Lennox International, Inc.	360,956
4,710	[1]	MRC Global, Inc.	66,835
326		MSA Safety, Inc.	16,421
21,647	[1]	Manitowoc Foodservice, Inc.	356,526
12,146		Masco Corp.	396,445
2,899	[1]	Mastec, Inc.	66,677
5,803	[1]	Meritor, Inc.	51,299
3,324	[1]	Milacron Holdings Corp.	54,514
2,197		Miller Herman, Inc.	69,557
17,000		Mitsubishi Electric Corp.	203,086
60,000		Mitsubishi Heavy Industries Ltd.	240,952
2,195		Mueller Industries, Inc.	68,243
6,396		Mueller Water Products, Inc.	70,420
1,027		NWS Holdings Ltd.	1,604
2,428		Northrop Grumman Corp.	516,363
53,000		Odakyu Electric Railway	572,130
4,052	[1]	Orbital ATK, Inc.	352,646
10,996		Osram Licht AG	584,905
33,549	[1]	Qantas Airways Ltd.	74,629
10,494		Randstad Holdings N.V.	566,318
1,370		Raytheon Co.	177,648
20,321		Rexel SA	310,431
3,282	[1]	Rexnord Corp.	68,069
44,930		Royal Mail PLC	352,121
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Industrials—continued
3,250		Schindler Holding AG	$601,228
6,600		Sembcorp Industries Ltd.	13,322
163,200		Sembcorp Marine Ltd.	182,789
1,455		Siemens AG	156,528
6,900		Singapore Airlines Ltd.	53,505
11,500		Singapore Technologies Engineering Ltd.	26,964
2,544		SkyWest, Inc.	60,038
746		Smith (A.O.) Corp.	61,396
11,114		Southwest Airlines Co.	472,123
2,900		Stanley Black & Decker, Inc.	328,222
3,600		Steelcase, Inc., Class A	57,456
81,000		Sumitomo Heavy Industries	388,672
2,555	[1]	Swift Transportation Co.	39,807
4,077		Toro Co.	364,117
500		Toto Ltd.	18,865
10,641	[1]	TransUnion	352,217
3,315	[1]	TriMas Corp.	56,653
561	[1]	TrueBlue, Inc.	11,113
273		Union Pacific Corp.	22,984
3,494	[1]	United Continental Holdings, Inc.	157,544
2,882		United Parcel Service, Inc.	297,105
864		United Technologies Corp.	86,901
2,678	[1]	Univar, Inc.	49,971
1,706	[1]	Verisk Analytics, Inc.	135,439
4,787		Vestas Wind Systems A/S	341,975
7,924		Volvo AB	88,129
10,602		West Japan Railway Co.	659,515
8,667		Xylem, Inc.	387,068
4,100		Yangzijiang Shipbuilding Holdings Ltd.	2,725
		TOTAL	30,933,463
		Information Technology—6.7%
2,994	[1]	ACI Worldwide, Inc.	61,856
2,867		AVG Technologies NV	55,104
225		Accenture PLC	26,768
8,553		Activision Blizzard, Inc.	335,791
5,860	[1]	Adobe Systems, Inc.	582,894
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
1,814	[1]	Advanced Energy Industries, Inc.	$69,240
18,947	[1]	Advanced Micro Devices, Inc.	86,588
1,030	[1]	Alliance Data Systems Corp.	228,856
1,839	[1]	Alphabet, Inc., Class A	1,377,135
991	[1]	Alphabet, Inc., Class C	729,098
10,271	[1]	Amkor Technology, Inc.	64,810
32,307		Apple, Inc.	3,226,177
26,085		Applied Materials, Inc.	636,996
4,708	[1]	Bankrate, Inc.	42,796
2,787	[1]	Benchmark Electronics, Inc.	57,774
1,541	[1]	Benefitfocus, Inc.	56,570
9,880	[1]	Black Knight Financial Services, Inc.	345,800
4,757		Broadcom Ltd.	734,290
14,657	[1]	Cadence Design Systems, Inc.	362,321
1,015	[1]	CalAmp Corp.	15,255
1,398	[1]	Check Point Software Technologies Ltd.	118,788
12,744		Cisco Systems, Inc.	370,213
4,918	[1]	Citrix Systems, Inc.	417,637
9,328	[1]	CoreLogic, Inc.	347,655
2,004	[1]	Cornerstone OnDemand, Inc.	80,180
21,448		EMC Corp. Mass	599,472
1,700		EarthLink Network, Inc.	11,152
19,505	[1]	eBay, Inc.	477,092
4,911	[1]	Endurance International Group Holdings, Inc.	46,262
664	[1]	Entegris, Inc.	9,469
48,877		Ericsson LM - B	376,220
4,044		Evertec, Inc.	61,914
4,267	[1]	FIserv, Inc.	449,443
17,495	[1]	Facebook, Inc.	2,078,581
3,900	[1]	Fairchild Semiconductor International, Inc., Class A	77,493
3,597	[1]	Finisar Corp.	60,502
1,906	[1]	Gigamon, Inc.	59,372
5,452		Global Payments, Inc.	423,566
198,200		GungHo Online Entertainment, Inc.	571,346
37,729	[1]	HP, Inc.	504,814
24,630		Hewlett Packard Enterprise Co.	454,916
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
6,200		Hitachi High-Technologies Corp.	$178,945
3,410	[1]	Infoblox, Inc.	64,142
10,497		Ingram Micro, Inc., Class A	363,511
13,802		Intel Corp.	436,005
907		InterDigital, Inc.	52,878
2,324		International Business Machines Corp.	357,292
5,542	[1]	InvenSense, Inc.	34,250
7,777		KLA-Tencor Corp.	567,177
2,693		Lam Research Corp.	223,007
8,802		Linear Technology Corp.	416,511
1,247	[1]	MA-COM Technology Solutions Holdings, Inc.	44,892
3,802		Mastercard, Inc., Class A	364,612
1,436	[1]	MaxLinear, Inc.	29,754
3,258		Mentor Graphics Corp.	69,851
308	[1]	Microsemi Corp.	10,420
33,391		Microsoft Corp.	1,769,723
15,300		Mixi, Inc.	586,729
13,623		NVIDIA Corp.	636,467
413	[1]	NXP Semiconductors NV	39,024
900	[1]	Netgear, Inc.	40,500
105,000		Nippon Electric Glass Co. Ltd.	500,454
20,830	[1]	Nuance Communications, Inc.	348,278
7,715		Oracle Corp.	310,143
5,725	[1]	PayPal Holdings, Inc.	216,348
5,300	[1]	Polycom, Inc.	63,600
2,115	[1]	Progress Software Corp.	55,688
4,571	[1]	Qlogic Corp.	63,354
1,242		Qualcomm, Inc.	68,211
5,508	[1]	Red Hat, Inc.	426,650
1,944	[1]	Rovi Corporation	32,679
1,455		SAP SE	118,135
89,561		STMicroelectronics N.V.	534,584
2,941	[1]	Salesforce.com, Inc.	246,191
1,306		Science Applications International Corp.	71,268
8,300		Seiko Epson Corp.	148,230
12,112		Symantec Corp.	210,264
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Information Technology—continued
7,854	[1]	Synopsys, Inc.	$405,816
3,666		TE Connectivity Ltd.	219,960
6,380	[1]	TiVo, Inc.	63,481
7,032		Total System Services, Inc.	377,618
4,323		Travelport Worldwide Ltd.	57,236
15,574	[1]	Trimble Navigation Ltd.	398,383
6,712	[1]	U.S. Cellular Corp.	253,579
1,073	[1]	Ubiquiti Networks, Inc.	42,770
1,252	[1]	Universal Display Corp.	84,072
13,098	[1]	Vantiv, Inc.	704,279
1,563	[1]	Verint Systems, Inc.	51,563
4,123	[1]	Verisign, Inc.	352,352
5,373		Visa, Inc., Class A	424,145
5,524		Vishay Intertechnology, Inc.	71,591
2,786	[1]	Web.com Group, Inc.	47,278
1,058	[1]	WebMd Health Corp.	69,563
40,127		Xerox Corp.	400,066
		TOTAL	30,415,725
		Materials—2.1%
3,358		Air Products & Chemicals, Inc.	478,985
4,693		Aptargroup, Inc.	362,581
112,948		ArcelorMittal	553,302
4,756		Avery Dennison Corp.	353,751
893		BASF SE	68,938
2,292		Bemis Co., Inc.	115,379
2,206	[1]	Berry Plastics Group, Inc.	86,409
1,600	[1]	Chemtura Corp.	42,688
3,948		Commercial Metals Corp.	67,787
1,232		Dow Chemical Co.	63,276
1,113		EMS-Chemie Holdings Ag	551,376
3,100		Eagle Materials, Inc.	242,792
697		Ferroglobe PLC	6,357
15	[1]	Flotek Industries, Inc.	176
224,059		Fortescue Metals Group Ltd.	478,008
20		Givaudan SA	38,302
1,788		Greif, Inc., Class A	64,118
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Materials—continued
3,223	[1]	Headwaters, Inc.	$61,205
2,354		James Hardie Industries PLC	35,878
50,300		Kuraray Co. Ltd.	663,764
5,674		LyondellBasell Industries NV, Class A	461,637
1,600		Martin Marietta Materials	302,464
565		Newmarket Corp.	228,825
10,300		Nitto Denko Corp.	672,317
76,000		Oji Holdings Corp.	310,371
1,718		PPG Industries, Inc.	184,994
9,029		Potash Corp. of Saskatchewan, Inc.	147,345
35,169		Rexam PLC	319,861
2,004		Rio Tinto PLC	55,900
7,960		Sealed Air Corp.	369,662
2,625		Sherwin-Williams Co.	764,111
46		Sika AG	198,807
3,469		Stora Enso Oyj, Class R	29,695
2,172	[1]	Summit Materials, Inc., Class A	47,241
754		Syngenta AG	294,697
961	[1]	Trinseo SA	45,254
16,497		UPM - Kymmene Oyj	316,891
821	[1]	US Concrete, Inc.	52,659
1,059		Umicore	53,317
2,044		Voest-alpine Stahl	69,905
1,416		Vulcan Materials Co.	165,318
92		Yara International ASA	3,307
		TOTAL	9,429,650
		Telecommunication Services—2.8%
1,326	[1]	8x8, Inc.	16,933
24,111		AT&T, Inc.	943,946
8,788		BCE, Inc.	405,105
109,539		BT Group PLC	702,610
400		Cogent Communications Holdings, Inc.	15,928
55,240		Deutsche Telekom AG	974,480
311		Elisa Oyj	11,832
27,884	[1]	Globalstar, Inc.	60,787
398,095		HKT Trust and HKT Ltd.	577,161
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Telecommunication Services—continued
210		Inteliquent, Inc.	$3,511
22,000		KDDI Corp.	639,110
12,003		Koninklijke KPN NV	47,596
35,200		NTT DOCOMO, Inc.	878,948
18,400		Nippon Telegraph and Telephone Corp.	803,026
25,947		Orange SA	450,715
16,033		Rogers Communications, Inc., Class B	611,317
18,600		SoftBank Group Corp.	1,035,200
101,815	[1]	Sprint Corp.	386,897
220,000		StarHub Ltd.	563,839
3,051	[1]	T-Mobile USA, Inc.	130,461
52,902		Telefonica SA	551,852
11,850		Telephone and Data System, Inc.	341,161
10,660	[1]	Telia Co., AB	49,899
160,852		Telstra Corp. Ltd.	649,089
24,588		Verizon Communications	1,251,529
128,760		Vodafone Group PLC	430,592
3,600	[1]	Vonage Holdings Corp.	16,596
		TOTAL	12,550,120
		Utilities—2.7%
34,043		AES Corp.	377,537
1,511		AGL Energy, Ltd.	20,248
3,563		AGL Resources, Inc.	234,445
2,201		Abengoa Yield PLC	39,574
1,256		American States Water Co.	49,059
4,640		Avangrid, Inc.	194,973
1,231		Black Hills Corp.	74,525
6,394		CMS Energy Corp.	267,397
10,648	[1]	Calpine Corp.	157,590
16,981		CenterPoint Energy, Inc.	382,582
38,067		Electricite De France	505,765
19,396		Enagas SA	581,171
86,698		Enel S.p.A	392,563
42,074		Engie	647,533
14,043		Exelon Corp.	481,254
11,987		FirstEnergy Corp.	393,294
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Utilities—continued
1,931		Fortis, Inc.	$60,403
366,500	[2,3]	HK Electric Investments Ltd.	321,832
10,893		Hawaiian Electric Industries, Inc.	357,617
118,054		Iberdrola SA	800,261
1,035		Idacorp, Inc.	75,772
22,522		NRG Energy, Inc.	368,910
3,820		NRG Yield, Inc.	59,057
49,008		National Grid PLC	715,604
100		New Jersey Resources Corp.	3,515
1,203		ONE Gas, Inc.	70,556
11,803		PPL Corp.	454,888
57,500		Power Assets Holdings Ltd.	556,411
3,900		Public Service Enterprises Group, Inc.	174,525
54		Red Electrica de Espana	4,804
20,288		SSE PLC	450,226
1,500		Sempra Energy	160,680
10,133		Severn Trent	336,410
101,170		Snam Rete Gas S.p.A	578,662
31,898		Suez	535,517
105,259		Terna S.p.A	583,223
13,200	[1]	Tokyo Electric Power Co. Holdings, Inc.	61,674
136,000		Tokyo Gas Co. Ltd.	545,613
25,004		United Utilities PLC	350,882
1,066		WGL Holdings, Inc.	69,535
		TOTAL	12,496,087
		TOTAL COMMON STOCKS (IDENTIFIED COST $226,243,989)	243,285,499
		ASSET-BACKED SECURITIES—0.2%
$150,000		American Express Credit Account Master Trust 2014-1, A, 0.804%, 12/15/2021	149,959
300,000		AmeriCredit Automobile Receivables Trust 2015-1, A3, 1.260%, 11/08/2019	299,206
150,000		Navient Student Loan Trust 2014-1, A2, 0.756%, 03/27/2023	148,194
160,000		Santander Drive Auto Receivables Trust 2016-2, C, 2.660%, 11/15/2021	160,653
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $759,948)	758,012
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.1%
$580,000		Federal Home Loan Mortgage Corp., 2.724%, 9/25/2020 (IDENTIFIED COST $597,400)	$598,439
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
250,000		Banc of America Commercial Mortgage Trust 2016-UBS10 A4, 3.170%, 6/15/2049	257,630
200,000		Citigroup Commercial Mortgage Trust 2015-GC33 AS, 4.114%, 9/10/2058	217,572
450,000		Commercial Mortgage Trust 2015-DC1 AM, 3.724%, 2/10/2048	470,085
50,000		WF-RBS Commercial Mortgage Trust 2012-C6 B, 4.697%, 4/15/2045	54,078
400,000		WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047	421,422
100,000		WF-RBS Commercial Mortgage Trust 2014-C25 B, 4.236%, 11/15/2047	104,724
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,512,426)	1,525,511
		CORPORATE BONDS—7.4%
		Basic Industry - Chemicals—0.2%
300,000		Albemarle Corp., Sr. Unsecd. Note, 5.450%, 12/01/2044	299,133
50,000		RPM International, Inc., 6.500%, 02/15/2018	53,467
285,000		RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/01/2045	280,241
15,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	16,641
250,000		Valspar Corp., Sr. Unsecd. Note, 3.300%, 2/01/2025	247,101
		TOTAL	896,583
		Basic Industry - Metals & Mining—0.1%
55,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 06/01/2019	54,862
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 04/15/2023	101,976
300,000		Southern Copper Corp., Note, 6.750%, 04/16/2040	291,679
		TOTAL	448,517
		Basic Industry - Paper—0.0%
150,000	[1,4,6]	Pope & Talbot, Inc., 8.375%, 12/01/2099	0
		Capital Goods - Aerospace & Defense—0.1%
180,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 01/15/2026	191,351
90,000	[2,3]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.000%, 2/15/2067	58,275
80,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 03/15/2026	82,115
		TOTAL	331,741
		Capital Goods - Building Materials—0.1%
130,000		Masco Corp., Sr. Unsecd. Note, 4.375%, 04/01/2026	135,200
185,000		Masco Corp., Unsecd. Note, 4.450%, 4/01/2025	192,862
		TOTAL	328,062
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—0.2%
$30,000		General Electric Capital, Note, Series MTNA, 6.750%, 3/15/2032	$41,435
100,000		General Electric Co., Sr. Unsecd. Note, 4.125%, 10/09/2042	106,126
200,000	[2,3]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	200,353
100,000		Roper Industries, Inc., Sr. Unsecd. Note, 6.250%, 09/01/2019	111,913
300,000		Valmont Industries, Inc., 5.250%, 10/01/2054	264,993
		TOTAL	724,820
		Capital Goods - Environmental—0.0%
110,000		Republic Services, Inc., Company Guarantee, 5.500%, 9/15/2019	121,764
		Communications - Cable & Satellite—0.1%
200,000	[2,3]	CCO Safari II LLC, Term Loan - 1st Lien, Series 144A, 4.908%, 07/23/2025	214,711
20,000		Time Warner Cable, Inc., Company Guarantee, 8.250%, 04/01/2019	23,150
		TOTAL	237,861
		Communications - Media & Entertainment—0.3%
100,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 5.400%, 10/01/2043	113,318
310,000	[2,3]	British Sky Broadcasting Group PLC, Series 144A, 3.750%, 9/16/2024	314,555
120,000		Discovery Communications , Sr. Unsecd. Note, 4.900%, 03/11/2026	126,858
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 01/31/2046	74,373
350,000		Omnicom Group, Inc., Sr. Unsecd. Note, 3.600%, 04/15/2026	359,611
200,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 04/01/2024	199,542
		TOTAL	1,188,257
		Communications - Telecom Wireless—0.2%
180,000		Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 06/15/2026	181,500
700,000		Orange SA, 5.250%, 12/29/2049	815,759
		TOTAL	997,259
		Communications - Telecom Wirelines—0.1%
300,000		AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	313,227
15,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 09/15/2019	15,806
200,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 03/15/2024	216,600
		TOTAL	545,633
		Consumer Cyclical - Automotive—0.2%
275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.336%, 03/18/2021	281,858
70,000		General Motors Co., Sr. Unsecd. Note, 4.000%, 4/01/2025	70,475
200,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 3.100%, 01/15/2019	203,855
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Cyclical - Automotive—continued
$200,000		Magna International, Inc., 3.625%, 6/15/2024	$206,166
		TOTAL	762,354
		Consumer Cyclical - Lodging—0.1%
220,000		Hyatt Hotels Corp., Sr. Unsecd. Note, 4.850%, 03/15/2026	234,698
		Consumer Cyclical - Retailers—0.3%
100,000		Advance Auto Parts, Inc., 4.500%, 12/01/2023	104,618
300,000		AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 04/15/2025	305,247
126,851	[2,3]	CVS Caremark Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	135,147
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 06/01/2026	199,281
110,000		Dollar General Corp., Sr. Unsecd. Note, 4.150%, 11/01/2025	117,044
140,000		O'Reilly Automotive, Inc., Sr. Unsecd. Note, 3.550%, 03/15/2026	144,567
300,000		Tiffany & Co., Sr. Unsecd. Note, 4.900%, 10/01/2044	297,186
50,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	53,749
		TOTAL	1,356,839
		Consumer Cyclical - Services—0.1%
250,000	[2,3]	Expedia, Inc., Series 144A, 5.000%, 02/15/2026	250,265
250,000		Visa, Inc., Sr. Unsecd. Note, 1.200%, 12/14/2017	250,784
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	135,018
		TOTAL	636,067
		Consumer Non-Cyclical - Food/Beverage—0.2%
190,000		Anheuser-Busch InBev Finance, Inc., 4.900%, 02/01/2046	212,257
250,000	[2,3]	HJ Heinz Co., Sr. Unsecd. Note, Series 144A, 3.950%, 7/15/2025	266,765
120,000		Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	127,647
150,000		PepsiCo, Inc., 2.750%, 4/30/2025	152,675
70,000		PepsiCo, Inc., Sr. Unsecd. Note, 4.450%, 04/14/2046	77,159
		TOTAL	836,503
		Consumer Non-Cyclical - Health Care—0.0%
50,000		Stryker Corp., Sr. Unsecd. Note, 3.500%, 03/15/2026	51,989
		Consumer Non-Cyclical - Pharmaceuticals—0.2%
300,000		AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 05/14/2020	302,989
450,000		Eli Lilly & Co., 3.700%, 03/01/2045	449,202
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/01/2026	94,896
		TOTAL	847,087
		Consumer Non-Cyclical - Products—0.1%
270,000		Newell Rubbermaid, Inc., Sr. Unsecd. Note, 4.200%, 04/01/2026	285,640
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Tobacco—0.3%
$24,000		Altria Group, Inc., 9.250%, 08/06/2019	$29,549
700,000		Philip Morris International, Sr. Unsecd. Note, Series EMTN, 2.875%, 03/03/2026	892,557
400,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	490,112
		TOTAL	1,412,218
		Energy - Independent—0.1%
100,000		Apache Corp., 4.250%, 01/15/2044	90,614
375,000		Canadian Natural Resources Ltd., 3.900%, 02/01/2025	346,761
225,000		Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 6/01/2025	197,326
20,000		XTO Energy, Inc., 6.750%, 08/01/2037	28,712
		TOTAL	663,413
		Energy - Integrated—0.2%
135,000		BP Capital Markets PLC, 3.119%, 5/04/2026	134,882
155,000		Husky Energy, Inc., 4.000%, 04/15/2024	154,508
100,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 04/15/2022	101,102
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	42,094
100,000		Petroleos Mexicanos, 6.500%, 06/02/2041	95,000
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	147,563
85,000		Shell International Financial, Sr. Unsecd. Note, Series 30YR, 4.000%, 05/10/2046	82,801
		TOTAL	757,950
		Energy - Midstream—0.3%
350,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 5.150%, 03/15/2045	298,233
325,000		Energy Transfer Partners, Sr. Unsecd. Note, 4.050%, 3/15/2025	299,722
230,000		Enterprise Products Opera, Sr. Unsecd. Note, 3.950%, 02/15/2027	237,142
100,000		Kinder Morgan, Inc., 5.050%, 2/15/2046	88,111
100,000		Williams Partners LP, 4.900%, 1/15/2045	77,524
300,000		Williams Partners LP, 5.100%, 09/15/2045	242,984
		TOTAL	1,243,716
		Energy - Oil Field Services—0.1%
140,000		Halliburton Co., Sr. Unsecd. Note, 3.800%, 11/15/2025	141,752
100,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 09/15/2020	91,403
250,000	[2,3]	Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 4.000%, 12/21/2025	260,851
100,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.950%, 04/15/2042	64,250
		TOTAL	558,256
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy - Refining—0.1%
$250,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	$202,464
25,000		Valero Energy Corp., 9.375%, 03/15/2019	29,580
100,000		Valero Energy Corp., Sr. Unsecd. Note, 6.625%, 06/15/2037	104,499
		TOTAL	336,543
		Financial Institution - Banking—1.2%
350,000		American Express Credit C, Sr. Unsecd. Note, Series MTN, 2.250%, 05/05/2021	350,027
340,000		Associated Banc-Corp., Sub., 4.250%, 1/15/2025	345,037
250,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 04/19/2026	253,793
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 04/01/2044	110,960
355,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	355,130
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	301,123
180,000		Capital One Financial Corp., Sr. Sub., 4.200%, 10/29/2025	184,256
300,000		Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	302,776
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 04/27/2025	252,228
150,000		Citigroup, Inc., Sub. Note, 4.450%, 09/29/2027	152,407
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	235,863
330,000		Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	336,336
400,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2025	404,140
5,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 01/24/2022	5,738
50,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.125%, 02/15/2033	61,578
100,000		J.P. Morgan Chase & Co., 6.750%, 01/29/2049	111,219
50,000		J.P. Morgan Chase & Co., Sub. Note, 3.375%, 05/01/2023	50,366
300,000		Morgan Stanley, Sr. Unsecd. Note, 1.774%, 01/27/2020	300,528
100,000		Morgan Stanley, Sr. Unsecd. Note, 6.375%, 07/24/2042	130,965
60,000,000		Rabobank Nederland NV, Utrecht, Series EMTN, 1.850%, 4/12/2017	548,828
162,039	[2,4]	Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	78,614
80,000		Regions Financial Corp., Sr. Unsecd. Note, 3.200%, 02/08/2021	80,932
230,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.900%, 03/03/2021	233,975
135,000		Wells Fargo & Co., Sub. Note, Series GMTN, 4.900%, 11/17/2045	144,839
40,000		Wilmington Trust Corp., Sub. Note, 8.500%, 04/02/2018	44,539
		TOTAL	5,376,197
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	146,892
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - Broker/Asset Mgr/Exchange—continued
$95,000		Jefferies Group LLC, Sr. Unsecd. Note, 8.500%, 07/15/2019	$108,416
240,000		Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	239,543
70,000	[2,3]	TIAA Asset Management Finance Co., LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/01/2024	72,178
		TOTAL	567,029
		Financial Institution - Finance Companies—0.0%
210,000		AerCap Ireland Capital Ltd., Sr. Unsecd. Note, 3.950%, 02/01/2022	209,737
		Financial Institution - Insurance - Health—0.0%
50,000		Wellpoint, Inc., 5.850%, 01/15/2036	57,688
		Financial Institution - Insurance - Life—0.4%
100,000		Aflac, Inc., Sr. Unsecd. Note, 6.450%, 08/15/2040	128,253
400,000		American International Group, Inc., Unsecd. Note, 3.875%, 01/15/2035	368,145
325,000	[2,3]	Mass Mutual Global Funding II, Series 144A, 2.000%, 04/15/2021	325,350
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/01/2039	15,530
100,000	[2,3]	Principal Life Global Funding II, Series 144A, 2.200%, 04/08/2020	100,170
200,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	206,522
750,000	[2]	Union Central Life Insurance Co., Note, Series 144A, 8.200%, 11/01/2026	921,420
		TOTAL	2,065,390
		Financial Institution - Insurance - P&C—0.1%
75,000		ACE INA Holdings, Inc., Sr. Unsecd. Note, 3.350%, 05/15/2024	78,917
140,000		Berkshire Hathaway, Inc., Sr. Unsecd. Note, 3.125%, 03/15/2026	144,768
300,000	[2,3]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 6.500%, 03/15/2035	356,273
30,000	[2,3]	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	44,842
		TOTAL	624,800
		Financial Institution - REIT - Apartment—0.1%
220,000		Mid-America Apartment Communities LP, 4.000%, 11/15/2025	228,440
300,000		Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	307,865
		TOTAL	536,305
		Financial Institution - REIT - Healthcare—0.0%
100,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 04/01/2019	105,024
		Financial Institution - REIT - Office—0.1%
300,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.500%, 07/30/2029	304,147
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Financial Institution - REIT - Other—0.1%
$200,000		Host Hotels & Resorts LP, Sr. Unsecd. Note, Series E, 4.000%, 6/15/2025	$199,014
40,000		Liberty Property LP, 6.625%, 10/01/2017	42,463
100,000		ProLogis LP, Sr. Unsecd. Note, 3.350%, 02/01/2021	104,568
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 04/01/2024	161,771
		TOTAL	507,816
		Financial Institution - REIT - Retail—0.0%
40,000		Equity One, Inc., Bond, 6.000%, 09/15/2017	41,873
30,000		Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/01/2022	30,894
		TOTAL	72,767
		Foreign-Local-Government—0.0%
50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 03/10/2026	64,306
		Municipal Services—0.1%
139,348	[2,3]	Army Hawaii Family Housing, Series 144A, 5.524%, 6/15/2050	149,593
100,000	[2,3]	Camp Pendleton & Quantico Housing LLC, Series 144A, 5.572%, 10/01/2050	109,971
		TOTAL	259,564
		Sovereign—0.1%
255,000	[2,3]	Australia, Government of, Sr. Unsecd. Note, 4.000%, 06/21/2019	195,655
30,000,000		KfW, 2.050%, 02/16/2026	330,657
		TOTAL	526,312
		Technology—0.6%
300,000		Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 02/01/2025	309,529
250,000		Apple, Inc., Sr. Unsecd. Note, 3.450%, 02/09/2045	228,532
50,000		Autodesk, Inc., Sr. Unsecd. Note, 4.375%, 6/15/2025	51,149
270,000		Automatic Data Processing, Inc., 3.375%, 9/15/2025	288,724
320,000	[2,3]	Diamond 1 Finance Corp./D, Term Loan - 1st Lien, Series 144A, 6.020%, 06/15/2026	323,485
125,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	124,729
210,000		Fidelity National Informa, Sr. Unsecd. Note, 5.000%, 10/15/2025	234,347
100,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 3.875%, 06/05/2024	103,464
150,000	[2,3]	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, Series 144A, 3.600%, 10/15/2020	154,259
300,000		Keysight Technologies, Inc., 4.550%, 10/30/2024	299,573
380,000	[2,3]	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.900%, 4/15/2025	373,868
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Technology—continued
$70,000		Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	$73,985
		TOTAL	2,565,644
		Transportation - Railroads—0.1%
140,000		Burlington Northern Santa Fe Corp., Sr. Unsecd. Note, 4.150%, 4/01/2045	145,960
45,000		Union Pacific Corp., Bond, 6.625%, 02/01/2029	60,936
135,000		Union Pacific Corp., Sr. Unsecd. Note, 3.875%, 2/01/2055	131,691
		TOTAL	338,587
		Transportation - Services—0.1%
75,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	79,768
62,000	[2,3]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 3.850%, 11/15/2024	65,519
100,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.500%, 06/15/2019	99,554
335,000	[2,3]	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 2/01/2022	333,794
100,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.450%, 11/15/2018	101,113
		TOTAL	679,748
		Utility - Electric—0.5%
130,000		Ameren Corp., Sr. Unsecd. Note, 3.650%, 2/15/2026	135,075
300,000		Consolidated Edison Co., Sr. Unsecd. Note, 4.500%, 12/01/2045	332,483
270,000		EverSource Energy, Sr. Unsecd. Note, 3.350%, 03/15/2026	278,013
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	303,386
19,199	[2,3]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/01/2017	19,591
100,000		Indiana Michigan Power Co., Sr. Unsecd. Note, Series K, 4.550%, 03/15/2046	106,885
300,000		National Rural Utilities Cooperative Finance Corp., 2.000%, 01/27/2020	302,344
140,000		National Rural Utilities, Sr. Sub., 5.250%, 04/20/2046	141,946
200,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.400%, 09/15/2019	202,577
400,000		Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 1/15/2025	409,856
40,000		Progress Energy, Inc., 7.050%, 03/15/2019	45,407
125,000		Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	138,110
		TOTAL	2,415,673
		Utility - Natural Gas—0.1%
200,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	204,713
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$300,000	Sempra Energy, Sr. Unsecd. Note, 3.550%, 06/15/2024	$310,150
	TOTAL	514,863
	TOTAL CORPORATE BONDS (IDENTIFIED COST $33,408,889)	33,595,367
	MORTGAGE-BACKED SECURITIES—0.0%
2,521	Federal Home Loan Mortgage Corp. Pool C00592, 7.000%, 3/1/2028	2,972
1,716	Federal Home Loan Mortgage Corp. Pool C00896, 7.500%, 12/1/2029	2,047
3,390	Federal Home Loan Mortgage Corp. Pool C17281, 6.500%, 11/1/2028	3,904
2,309	Federal Home Loan Mortgage Corp. Pool C19588, 6.500%, 12/1/2028	2,663
1,252	Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	1,447
2,698	Federal Home Loan Mortgage Corp. Pool C76361, 6.000%, 2/1/2033	3,116
5,337	Federal Home Loan Mortgage Corp. Pool E01545, 5.000%, 15 Year, 1/1/2019	5,543
836	Federal Home Loan Mortgage Corp. Pool E99510, 5.500%, 9/1/2018	872
3,845	Federal Home Loan Mortgage Corp. Pool G01444, 6.500%, 8/1/2032	4,493
2,948	Federal National Mortgage Association Pool 251697, 6.500%, 30 Year, 5/1/2028	3,393
10,278	Federal National Mortgage Association Pool 252334, 6.500%, 30 Year, 2/1/2029	11,695
4,081	Federal National Mortgage Association Pool 254720, 4.500%, 5/1/2018	4,195
4,931	Federal National Mortgage Association Pool 254802, 4.500%, 7/1/2018	5,068
6,620	Federal National Mortgage Association Pool 254905, 6.000%, 10/1/2033	7,645
11,663	Federal National Mortgage Association Pool 255075, 5.500%, 2/1/2024	13,065
7,482	Federal National Mortgage Association Pool 255079, 5.000%, 2/1/2019	7,768
1,038	Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	1,236
452	Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	533
4,409	Federal National Mortgage Association Pool 323640, 7.500%, 4/1/2029	5,206
1,815	Federal National Mortgage Association Pool 428865, 7.000%, 6/1/2028	1,929
461	Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	524
10,368	Federal National Mortgage Association Pool 545993, 6.000%, 11/1/2032	11,932
4,368	Federal National Mortgage Association Pool 555272, 6.000%, 3/1/2033	5,026
4,299	Federal National Mortgage Association Pool 713974, 5.500%, 7/1/2033	4,866
8,085	Federal National Mortgage Association Pool 721502, 5.000%, 7/1/2033	9,011
9,634	Government National Mortgage Association Pool 2796, 7.000%, 8/20/2029	11,525
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		MORTGAGE-BACKED SECURITIES—continued
$4,945		Government National Mortgage Association Pool 3040, 7.000%, 2/20/2031	$5,914
11,960		Government National Mortgage Association Pool 3188, 6.500%, 1/20/2032	14,037
18,703		Government National Mortgage Association Pool 3239, 6.500%, 5/20/2032	21,895
529		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	597
2,287		Government National Mortgage Association Pool 451522, 7.500%, 30 Year, 10/15/2027	2,743
2,084		Government National Mortgage Association Pool 462556, 6.500%, 2/15/2028	2,392
375		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	450
206		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	242
5,450		Government National Mortgage Association Pool 469699, 7.000%, 11/15/2028	6,484
4,248		Government National Mortgage Association Pool 486760, 6.500%, 12/15/2028	4,967
582		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	671
5,994		Government National Mortgage Association Pool 780453, 7.500%, 30 Year, 12/15/2025	7,048
4,322		Government National Mortgage Association Pool 780584, 7.000%, 30 Year, 6/15/2027	5,041
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $180,018)	204,155
		FOREIGN GOVERNMENTS/AGENCIES—7.2%
		Sovereign—7.2%
$500,000		Belgium, Government of, Series 68, 2.25%, 6/22/2023	644,058
280,000	[2,3]	Belgium, Government of, Series 74, 0.8%, 6/22/2025	323,244
200,000		Canada, Government of, Bond, 3.25%, 6/01/2021	170,992
400,000		Canada, Government of, Bond, 4.000%, 06/01/2016	305,142
536,000		France, Government of, 0.5%, 05/25/2025	604,873
840,000		France, Government of, 3.25%, 10/25/2021	1,107,540
400,000		France, Government of, Bond, 4.500%, 04/25/2041	743,324
1,370,000		Germany, Government of, 1.75%, 2/15/2024	1,745,990
600,000		Germany, Government of, Unsecd. Note, 1%, 8/15/2024	724,335
650,000		Italy, Government of, 2.15%, 12/15/2021	786,374
200,000		Italy, Government of, 2.5%, 5/01/2019	238,363
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$1,000,000		Italy, Government of, 3.75%, 5/01/2021	$1,292,400
220,000		Italy, Government of, 4.25%, 3/01/2020	282,247
2,200,000		Italy, Government of, 4.5%, 5/01/2023	3,047,598
58,000	[2,3]	Italy, Government of, Unsecd. Note, 3.25%, 9/01/2046	74,383
320,000,000		Japan, Government of, Series 313, 1.3%, 3/20/2021	3,103,452
170,000,000		Japan, Government of, Series 65, 1.9%, 12/20/2023	1,784,236
120,000,000		Japan, Government of, Series 87, 2.2%, 3/20/2026	1,332,078
247,000,000		Japan, Government of, Sr. Unsecd. Note, Series 114, 2.1%, 12/20/2029	2,865,655
150,000,000		Japan, Government of, Sr. Unsecd. Note, Series 153, 1.3%, 06/20/2035	1,625,313
30,000		Mexico, Government of, Series MTNA, 6.750%, 09/27/2034	38,400
850,000	[2,3]	Netherlands, Government of, 1.75%, 7/15/2023	1,065,976
1,235,000		Spain, Government of, 2.75%, 4/30/2019	1,481,373
760,000	[2,3]	Spain, Government of, Sr. Unsecd. Note, 2.75%, 10/31/2024	946,234
400,000	[2,3]	Spain, Government of, Sr. Unsub., 4%, 4/30/2020	509,816
4,600,000		Sweden, Government of, Series 1059, 1%, 11/12/2026	563,274
1,410,000		United Kingdom, Government of, 1.75%, 9/07/2022	2,123,962
180,000		United Kingdom, Government of, 3.25%, 1/22/2044	315,477
1,670,000		United Kingdom, Government of, 2.75%, 9/07/2024	2,685,411
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $31,578,066)	32,531,520
		MUNICIPAL BOND—0.0%
		Illinois—0.0%
90,000		Chicago, IL Metropolitan Water Reclamation District, Direct Payment Taxable Limited GO Build America Bonds, 5.720%, 12/01/2038 (IDENTIFIED COST $90,000)	109,879
		U.S. TREASURY—3.0%
1,016,730		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	1,029,585
401,612		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	405,659
100,000		United States Treasury Bond, 2.500%, 5/15/2046	97,031
503,000		United States Treasury Bond, 3.000%, 11/15/2045	539,882
10,200,000		United States Treasury Note, 0.750%, 2/28/2018	10,180,811
200,000		United States Treasury Note, 1.625%, 2/15/2026	195,873
1,300,000		United States Treasury Note, 1.625%, 5/15/2026	1,274,000
		TOTAL U.S. TREASURY (IDENTIFIED COST $13,653,436)	13,722,841
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount		Value in U.S. Dollars
	EXCHANGE-TRADED FUND—5.5%
620,070	iShares Core MSCI Emerging Markets ETF (IDENTIFIED COST $29,491,557)	$25,094,233
	PURCHASED PUT OPTION—0.0%
2,338,560	BNP GBP PUT/USD CALL (Put-Option) Strike Price: $1.4616; Expiration Date: 6/2/2016 (IDENTIFIED COST $27,184)	22,275
	INVESTMENT COMPANIES—20.5%[5]
1,383,954	Emerging Markets Fixed Income Core Fund	49,722,359
272,430	Federated Bank Loan Core Fund	2,707,953
5,251,232	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.42%[7]	5,251,232
2,352,605	Federated Mortgage Core Portfolio	23,478,998
467,331	Federated Project and Trade Finance Core Fund	4,355,525
1,258,558	High Yield Bond Portfolio	7,664,618
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $94,757,354)	93,180,685
	TOTAL INVESTMENTS—97.7% (IDENTIFIED COST $432,300,267)[8]	444,628,416
	OTHER ASSETS AND LIABILITIES - NET—2.3%[9]	10,496,470
	TOTAL NET ASSETS—100%	$455,124,886
At May 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Amsterdam Index Short Futures	97	$9,660,553	June 2016	$(199,946)
[1]Australia 10-Year Bond Short Futures	50	$4,802,148	June 2016	$15,924
1CAC 40 10 Euro Short Futures	80	$3,987,739	June 2016	$(10,949)
1DJIA Mini E-CBOT Short Futures	74	$6,576,380	June 2016	$(41,402)
[1]Euro BTP Short Futures	63	$9,784,135	June 2016	$(20,107)
[1]Euro STOXX 50 Short Futures	71	$2,411,814	June 2016	$(117,515)
1FTSE 100 Index Short Futures	117	$10,539,373	June 2016	$(143,579)
1FTSE JSE Top 40 Short Futures	209	$6,410,597	June 2016	$18,654
1FTSE/MIB Index Short Futures	8	$802,844	June 2016	$4,397
[1]Japan 10-Year Bond Short Futures	3	$4,118,752	June 2016	$(1,114)
1KOSPI2 Index Short Futures	116	$11,842,843	June 2016	$(90,567)
[1]Long GILT Short Futures	83	$14,756,149	September 2016	$46,643
1MSCI Singapore IX ETS Short Futures	267	$6,021,120	June 2016	$(19,507)
Semi-Annual Shareholder Report

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]Mini MSCI Emerging Market Short Futures	114	$4,591,920	June 2016	$(106,543)
1OMXS 30 Index Short Futures	161	$2,637,058	June 2016	$10,330
[1]Russell 2000 Mini Short Futures	77	$8,881,180	June 2016	$(216,204)
1S&P/TSX 60 Index Short Futures	90	$11,252,831	June 2016	$(31,588)
[1]Swiss Market Index Short Futures	52	$4,279,276	June 2016	$38,354
[1]United States Treasury Notes 10-Year Short Futures	72	$9,337,500	September 2016	$(16,488)
1BIST 30 Long Futures	696	$2,264,517	June 2016	$(13,877)
[1]Canada 10-Year Bond Long Futures	116	$12,820,284	September 2016	$1,847
1DAX Index Long Futures	32	$9,135,749	June 2016	$199,993
[1]Euro BUND Long Futures	50	$9,122,063	June 2016	$(4,579)
[1]Hang Seng Index Long Futures	60	$7,904,256	June 2016	$115,099
1IBEX 35 Index Long Futures	39	$3,913,300	June 2016	$(7,606)
1MSCI Taiwan Index Long Futures	69	$2,151,420	June 2016	$39,675
1NIKKEI 225 Long Futures	85	$6,551,452	June 2016	$119,024
1S&P 500 E-Mini Long Futures	424	$44,411,880	June 2016	$657,811
1SGX Nifty 50 Long Futures	95	$1,555,815	June 2016	$75,653
1SPI 200 Long Futures	81	$7,876,929	June 2016	$(48,506)
1TOPIX Index Long Futures	41	$5,098,388	June 2016	$127,543
[1]United States Treasury Notes 2-Year Long Futures	35	$7,626,719	September 2016	$4,295
[1]United States Treasury Notes 10-Year Long Futures	94	$12,190,625	September 2016	$(5,632)
[1]United States Ultra Bond Long Futures	17	$2,977,125	September 2016	$7,719
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$387,252
Semi-Annual Shareholder Report

At May 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
06/01/2016	JPMorgan Chase	9,898,500 AUD	$7,221,504	$(67,362)
06/01/2016	JPMorgan Chase	9,605,000 CAD	$7,412,609	$(88,096)
06/01/2016	JPMorgan Chase	1,387,500 CHF	$1,400,552	$(4,677)
06/01/2016	JPMorgan Chase	8,219,000 EUR	$9,221,319	$(76,446)
06/01/2016	JPMorgan Chase	4,630,000 GBP	$6,647,569	$58,290
06/01/2016	JPMorgan Chase	1,032,100,000 JPY	$9,369,784	$(49,334)
06/01/2016	JPMorgan Chase	174,895,000 MXN	$9,609,726	$(133,789)
06/01/2016	JPMorgan Chase	84,700,000 NOK	$10,337,961	$(213,164)
06/01/2016	JPMorgan Chase	15,299,000 NZD	$10,331,770	$19,535
06/01/2016	JPMorgan Chase	85,124,046 SEK	$10,331,000	$(125,932)
06/01/2016	JPMorgan Chase	12,880,000 SGD	$9,327,689	$25,299
06/01/2016	JPMorgan Chase	20,967,546 TRY	$7,024,000	$78,587
06/06/2016	Morgan Stanley	520,000 GBP	$750,929	$2,224
06/06/2016	Citibank N.A.	670,000 GBP	$970,578	$(168)
06/06/2016	JPMorgan Chase	930,000 GBP	$1,355,257	$(8,271)
06/08/2016	Citibank N.A.	4,185,500 AUD	$3,000,263	$24,090
06/08/2016	JPMorgan Chase	8,709,500 AUD	$6,294,136	$(837)
06/08/2016	JPMorgan Chase	1,335,500 CAD	$1,017,956	$429
06/08/2016	JPMorgan Chase	2,171,500 CHF	$2,192,661	$(7,526)
06/08/2016	Citibank N.A.	2,975,500 CHF	$2,999,615	$(5,432)
06/08/2016	Citibank N.A.	3,964,557 CHF	$4,000,000	$(10,549)
06/08/2016	JPMorgan Chase	7,590,000 EUR	$8,462,617	$(16,040)
06/08/2016	JPMorgan Chase	1,386,000 GBP	$2,008,686	$(1,226)
06/08/2016	JPMorgan Chase	812,393,000 JPY	$7,404,349	$(67,121)
06/08/2016	JPMorgan Chase	113,586,000 MXN	$6,174,905	$(24,619)
06/08/2016	Citibank N.A.	16,652,756 NOK	$2,000,000	$(9,401)
06/08/2016	JPMorgan Chase	59,868,500 NOK	$7,194,158	$(37,736)
06/08/2016	JPMorgan Chase	13,580,000 NZD	$9,192,514	$(7,312)
06/08/2016	JPMorgan Chase	76,399,000 SEK	$9,191,654	$(30,693)
06/08/2016	JPMorgan Chase	3,968,000 SGD	$2,884,107	$(2,940)
06/08/2016	JPMorgan Chase	12,880,000 SGD	$9,362,602	$(10,428)
06/08/2016	JPMorgan Chase	15,258,500 TRY	$5,090,200	$68,568
06/15/2016	Citibank N.A.	14,446,000 AUD	$10,454,044	$(18,320)
06/15/2016	Citibank N.A.	13,681,500 CAD	$10,469,223	$(36,379)
06/15/2016	JPMorgan Chase	1,139,000 GBP	$1,666,576	$(16,778)
06/15/2016	JPMorgan Chase	275,301,650 JPY	$2,500,000	$(12,933)
06/15/2016	Citibank N.A.	192,908,000 MXN	$10,459,777	$(22,451)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
06/15/2016	JPMorgan Chase	87,341,500 NOK	$10,451,638	$(11,400)
06/15/2016	Citibank N.A.	15,530,000 NZD	$10,473,302	$27,210
06/15/2016	JPMorgan Chase	87,009,500 SEK	$10,462,676	$(26,388)
06/15/2016	Citibank N.A.	23,852,500 TRY	$8,069,744	$(20,278)
06/16/2016	Citibank N.A.	2,549,000,000 KRW	$2,149,785	$(11,615)
06/16/2016	Barclays Bank PLC	3,275,124,800 KRW	$2,775,765	$(28,501)
06/16/2016	Barclays Bank PLC	12,194,045,220 KRW	$10,326,935	$(98,240)
08/03/2016	JPMorgan Chase	3,500,000 EUR	$3,957,043	$(54,511)
08/03/2016	BNP Paribas SA	6,575,580 NOK	1,100,000 SGD	$(12,069)
08/03/2016	JPMorgan Chase	1,250,000 NZD	$843,219	$(112)
08/03/2016	JPMorgan Chase	1,250,000 NZD	$843,219	$(112)
08/03/2016	JPMorgan Chase	2,500,000 NZD	$1,682,928	$3,286
08/03/2016	Morgan Stanley	8,425,200 SEK	$1,050,000	$(37,441)
08/03/2016	Morgan Stanley	8,434,650 SEK	$1,050,000	$(36,306)
09/12/2016	JPMorgan Chase	86,872,416 JPY	$800,000	$(12,807)
09/12/2016	JPMorgan Chase	248,939,955 JPY	$2,250,000	$5,766
09/12/2016	JPMorgan Chase	849,318,375 JPY	$7,500,000	$196,086
09/19/2016	JPMorgan Chase	1,932,523 DKK	260,000 EUR	$(94)
09/19/2016	JPMorgan Chase	1,080,000 EUR	$1,228,851	$(22,596)
09/19/2016	Citibank N.A.	1,250,000 GBP	$1,831,838	$(19,932)
09/20/2016	JPMorgan Chase	47,115,426 JPY	300,000 GBP	$(7,785)
09/20/2016	JPMorgan Chase	54,291,300 JPY	$500,000	$(7,878)
09/20/2016	JPMorgan Chase	383,730,585 JPY	$3,500,000	$(21,685)
Contracts Sold:
06/01/2016	JPMorgan Chase	4,134,000 AUD	$3,001,086	$13,237
06/01/2016	JPMorgan Chase	5,764,500 AUD	$4,166,990	$697
06/01/2016	JPMorgan Chase	3,888,000 CAD	$3,001,065	$36,181
06/01/2016	JPMorgan Chase	5,717,000 CAD	$4,357,582	$(2,047)
06/01/2016	JPMorgan Chase	1,387,500 CHF	$1,422,809	$26,934
06/01/2016	JPMorgan Chase	8,219,000 EUR	$9,324,145	$179,272
06/01/2016	JPMorgan Chase	4,630,000 GBP	$6,709,989	$4,130
06/01/2016	JPMorgan Chase	1,032,100,000 JPY	$9,487,029	$166,579
06/01/2016	JPMorgan Chase	82,843,000 MXN	$4,507,116	$18,623
06/01/2016	JPMorgan Chase	92,052,000 MXN	$5,002,034	$14,590
06/01/2016	JPMorgan Chase	41,234,000 NOK	$5,002,926	$73,931
06/01/2016	JPMorgan Chase	43,466,000 NOK	$5,223,232	$27,430
06/01/2016	JPMorgan Chase	7,403,000 NZD	$5,002,624	$(6,246)
06/01/2016	JPMorgan Chase	7,896,000 NZD	$5,346,865	$4,431
06/01/2016	JPMorgan Chase	41,436,000 SEK	$4,998,447	$30,906
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
06/01/2016	JPMorgan Chase	43,688,046 SEK	$5,254,807	$17,280
06/01/2016	JPMorgan Chase	12,880,000 SGD	$9,376,574	$23,586
06/01/2016	JPMorgan Chase	8,929,000 TRY	$2,991,119	$(33,507)
06/01/2016	JPMorgan Chase	12,038,546 TRY	$4,023,339	$(54,621)
06/06/2016	Morgan Stanley	520,000 GBP	$752,887	$(267)
06/06/2016	JPMorgan Chase	930,000 GBP	$1,356,940	$9,953
06/08/2016	Citibank N.A.	4,185,500 AUD	$3,010,988	$(13,365)
06/08/2016	JPMorgan Chase	8,709,500 AUD	$6,267,260	$(26,039)
06/08/2016	JPMorgan Chase	1,335,500 CAD	$1,023,525	$5,140
06/08/2016	JPMorgan Chase	2,171,500 CHF	$2,188,394	$3,259
06/08/2016	Citibank N.A.	2,975,500 CHF	$2,998,008	$3,824
06/08/2016	Citibank N.A.	3,964,557 CHF	$3,994,546	$5,095
06/08/2016	JPMorgan Chase	7,590,000 EUR	$8,517,266	$70,689
06/08/2016	JPMorgan Chase	1,386,000 GBP	$2,026,088	$18,628
06/08/2016	JPMorgan Chase	812,393,000 JPY	$7,376,171	$38,943
06/08/2016	JPMorgan Chase	113,586,000 MXN	$6,143,005	$(7,282)
06/08/2016	Citibank N.A.	16,652,756 NOK	$2,000,385	$9,787
06/08/2016	JPMorgan Chase	59,868,500 NOK	$7,191,714	$35,292
06/08/2016	JPMorgan Chase	13,580,000 NZD	$9,118,170	$(67,032)
06/08/2016	JPMorgan Chase	76,399,000 SEK	$9,180,294	$19,333
06/08/2016	JPMorgan Chase	3,968,000 SGD	$2,871,540	$(9,627)
06/08/2016	JPMorgan Chase	12,880,000 SGD	$9,324,975	$(27,199)
06/08/2016	JPMorgan Chase	15,258,500 TRY	$5,151,768	$(7,000)
06/15/2016	JPMorgan Chase	5,605,000 CHF	$5,658,565	$16,544
06/15/2016	JPMorgan Chase	8,393,000 EUR	$9,370,340	$27,819
06/15/2016	JPMorgan Chase	273,273,725 JPY	$2,500,000	$31,253
06/15/2016	JPMorgan Chase	665,365,000 JPY	$5,982,968	$(27,920)
06/15/2016	Citibank N.A.	14,408,500 SGD	$10,451,454	$(9,378)
06/16/2016	Citibank N.A.	2,549,000,000 KRW	$2,155,019	$16,849
06/16/2016	Barclays Bank PLC	15,469,170,020 KRW	$13,153,273	$177,314
07/14/2016	Barclays Bank PLC	8,970,296,400 KRW	$7,533,000	$12,270
08/03/2016	JPMorgan Chase	3,500,000 EUR	32,585,270 SEK	$13,636
08/03/2016	JPMorgan Chase	1,250,000 NZD	$848,867	$5,760
08/03/2016	JPMorgan Chase	1,250,000 NZD	$851,285	$8,178
08/03/2016	Bank of New York	2,500,000 NZD	$1,724,538	$38,324
08/03/2016	Morgan Stanley	16,753,800 SEK	$2,100,000	$86,492
08/03/2016	Morgan Stanley	33,258,400 SEK	$4,000,000	$2,934
09/12/2016	JPMorgan Chase	244,425,307 JPY	$2,250,000	$35,144
09/12/2016	JPMorgan Chase	335,747,400 JPY	$3,000,000	$(42,370)
Semi-Annual Shareholder Report

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
09/19/2016	JPMorgan Chase	1,800,000 GBP	$2,650,066	$40,923
09/19/2016	Citibank N.A.	3,000,000 GBP	$4,408,896	$60,323
09/20/2016	JPMorgan Chase	382,609,290 JPY	$3,500,000	$31,849
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$103,122
Net Unrealized Appreciation on Futures Contracts and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2016, these restricted securities amounted to $8,858,144, which represented 1.9% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2016, these liquid restricted securities amounted to $7,858,110, which represented 1.7% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
5	Affiliated holdings and company.
6	Issuer in default.
7	7-day net yield.
8	The cost of investments for federal tax purposes amounts to $432,254,829.
9	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2016.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of May 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$130,553,380	$—	$1,332	$130,554,712
International	14,381,135	98,349,652	—	112,730,787
Debt Securities:
Asset-Backed Securities	—	758,012	—	758,012
Commercial Mortgage-Backed Security	—	598,439	—	598,439
Collateralized Mortgage Obligations	—	1,525,511	—	1,525,511
Corporate Bonds	—	33,516,753	78,614	33,595,367
Foreign Governments/Agencies	—	32,531,520	—	32,531,520
Mortgage-Backed Securities	—	204,155	—	204,155
Municipal Bond	—	109,879	—	109,879
U.S. Treasury	—	13,722,841	—	13,722,841
Exchange-Traded Fund	25,094,233	—	—	25,094,233
Purchased Put Option	—	22,275	—	22,275
Investment Companies[1]	5,251,232	—	—	93,180,685
TOTAL SECURITIES	$175,279,980	$181,339,037	$79,946	$444,628,416
Other Financial Instruments[2]
Assets	$1,482,961	$1,972,732	$—	$3,455,693
Liabilities	$(1,095,709)	$(1,869,610)	—	(2,965,319)
TOTAL OTHER FINANCIAL INSTRUMENTS	$387,252	$103,122	$—	$490,374
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $87,929,453 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Fixed Income Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts and foreign exchange contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AUD	—Australian Dollar
CAD	—Canadian Dollar
CHF	—Swiss Franc
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound
GO	—General Obligation
JPY	—Japanese Yen
KRW	—South Korean Won
MBIA	—National Public Finance Guarantee Corp. (as restructured from
MBIA Insurance Corp.)
MTN	—Medium Term Note
MXN	—Mexican Peso
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
REIT(s)	—Real Estate Investment Trust(s)
SEK	—Swedish Krona
SGD	—Singapore Dollar
TRY	—Turkish Lira
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.87	$20.29	$21.47	$18.68	$16.98	$16.87
Income From Investment Operations:
Net investment income	0.17[1]	0.27[1]	0.18[1]	0.17[1]	0.18[1]	0.20[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.49)	(0.80)	1.10	3.07	1.74	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.32)	(0.53)	1.28	3.24	1.92	0.28
Less Distributions:
Distributions from net investment income	(0.16)	(0.17)	(0.12)	(0.16)	(0.22)	(0.17)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.17)	(1.89)	(2.46)	(0.45)	(0.22)	(0.17)
Redemption Fees	—	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.38	$17.87	$20.29	$21.47	$18.68	$16.98
Total Return[3]	(2.02)%	(2.80)%	6.53%	17.73%	11.38%	1.62%
Ratios to Average Net Assets:
Net expenses	1.14%[4]	1.16%	1.14%	1.17%	1.22%	1.25%[5]
Net investment income	1.94%[4]	1.45%	0.93%	0.88%	1.01%	1.14%
Expense waiver/reimbursement[6]	0.18%[4]	0.13%	0.10%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$180,638	$187,183	$196,067	$193,678	$185,414	$178,971
Portfolio turnover	70%	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.25% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.43	$19.86	$21.17	$18.46	$16.78	$16.69
Income From Investment Operations:
Net investment income	0.09[1]	0.12[1]	0.02[1]	0.01[1]	0.03[1]	0.06[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.47)	(0.78)	1.07	3.04	1.72	0.08
TOTAL FROM INVESTMENT OPERATIONS	(0.38)	(0.66)	1.09	3.05	1.75	0.14
Less Distributions:
Distributions from net investment income	(0.10)	(0.05)	(0.06)	(0.05)	(0.07)	(0.05)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.11)	(1.77)	(2.40)	(0.34)	(0.07)	(0.05)
Redemption Fees	—	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$16.94	$17.43	$19.86	$21.17	$18.46	$16.78
Total Return[3]	(2.45)%	(3.59)%	5.67%	16.82%	10.39%	0.80%
Ratios to Average Net Assets:
Net expenses	1.95%[4]	1.97%	1.95%	1.99%	2.05%	2.05%[5]
Net investment income	1.12%[4]	0.64%	0.12%	0.06%	0.19%	0.33%
Expense waiver/reimbursement[6]	0.20%[4]	0.12%	0.10%	0.10%	0.07%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,312	$21,384	$26,163	$30,675	$28,853	$30,424
Portfolio turnover	70%	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.05% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.37	$19.80	$21.11	$18.40	$16.72	$16.62
Income From Investment Operations:
Net investment income	0.10[1]	0.13[1]	0.03[1]	0.02[1]	0.04[1]	0.06[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.47)	(0.78)	1.07	3.03	1.71	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.37)	(0.65)	1.10	3.05	1.75	0.15
Less Distributions:
Distributions from net investment income	(0.10)	(0.06)	(0.07)	(0.05)	(0.07)	(0.05)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.11)	(1.78)	(2.41)	(0.34)	(0.07)	(0.05)
Redemption Fees	—	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$16.89	$17.37	$19.80	$21.11	$18.40	$16.72
Total Return[3]	(2.44)%	(3.55)%	5.70%	16.89%	10.51%	0.90%
Ratios to Average Net Assets:
Net expenses	1.89%[4]	1.91%	1.89%	1.95%	1.98%	2.02%[5]
Net investment income	1.19%[4]	0.70%	0.17%	0.10%	0.24%	0.36%
Expense waiver/reimbursement[6]	0.21%[4]	0.15%	0.13%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$88,457	$89,640	$81,703	$71,450	$60,315	$52,187
Portfolio turnover	70%	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 2.02% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.74	$20.16	$21.40	$18.62	$16.92	$16.81
Income From Investment Operations:
Net investment income	0.13[1]	0.19[1]	0.10[1]	0.09[1]	0.11[1]	0.12[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.48)	(0.80)	1.08	3.07	1.73	0.09
TOTAL FROM INVESTMENT OPERATIONS	(0.35)	(0.61)	1.18	3.16	1.84	0.21
Less Distributions:
Distributions from net investment income	(0.13)	(0.09)	(0.08)	(0.09)	(0.14)	(0.10)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.14)	(1.81)	(2.42)	(0.38)	(0.14)	(0.10)
Redemption Fees	—	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.25	$17.74	$20.16	$21.40	$18.62	$16.92
Total Return[3]	(2.30)%	(3.26)%	6.06%	17.29%	10.90%	1.23%
Ratios to Average Net Assets:
Net expenses	1.57%[4]	1.59%	1.57%	1.57%	1.65%	1.68%[5]
Net investment income	1.51%[4]	1.02%	0.50%	0.48%	0.58%	0.71%
Expense waiver/reimbursement[6]	0.21%[4]	0.14%	0.09%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,079	$59,229	$67,588	$67,769	$62,627	$54,878
Portfolio turnover	70%	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.68% for the year ended November 30, 2011, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2016	Year Ended November 30,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$17.98	$20.40	$21.54	$18.74	$17.04	$16.91
Income From Investment Operations:
Net investment income	0.19[1]	0.32[1]	0.24[1]	0.23[1]	0.24[1]	0.24[1]
Net realized and unrealized gain (loss) on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.49)	(0.80)	1.10	3.08	1.74	0.10
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	(0.48)	1.34	3.31	1.98	0.34
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.14)	(0.22)	(0.28)	(0.21)
Distributions from net realized gain on investments, futures contracts, swap contracts, written options and foreign currency transactions	(0.01)	(1.72)	(2.34)	(0.29)	—	—
TOTAL DISTRIBUTIONS	(0.20)	(1.94)	(2.48)	(0.51)	(0.28)	(0.21)
Redemption Fees	—	—	0.00[2]	—	—	—
Net Asset Value, End of Period	$17.48	$17.98	$20.40	$21.54	$18.74	$17.04
Total Return[3]	(1.92)%	(2.51)%	6.85%	18.07%	11.69%	1.99%
Ratios to Average Net Assets:
Net expenses	0.85%[4]	0.87%	0.85%	0.89%	0.94%	0.95%[5]
Net investment income	2.24%[4]	1.74%	1.21%	1.16%	1.29%	1.40%
Expense waiver/reimbursement[6]	0.22%[4]	0.14%	0.12%	0.10%	0.07%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$112,639	$115,108	$62,451	$48,353	$35,929	$33,979
Portfolio turnover	70%	76%	100%	106%	85%	215%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.95% for the year ended November 30, 2011, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2016 (unaudited)
Assets:
Total investment in securities, at value including $93,180,685 of investment in affiliated holdings and $1,332 of investment in an affiliated company (Note 5) (identified cost $432,300,267)		$444,628,416
Cash denominated in foreign currencies (identified cost $1,169,274)		1,130,880
Restricted cash (Note 2)		10,317,650
Income receivable		1,511,312
Receivable for shares sold		1,033,770
Unrealized appreciation on foreign exchange contracts		1,972,732
Receivable for daily variation margin on futures contracts		260,695
TOTAL ASSETS		460,855,455
Liabilities:
Payable for investments purchased	$3,034,911
Payable for shares redeemed	499,062
Unrealized depreciation on foreign exchange contracts	1,869,610
Bank overdraft	600
Payable to adviser (Note 5)	7,214
Payable for Directors'/Trustees' fees (Note 5)	1,287
Payable for distribution services fee (Note 5)	90,599
Payable for other service fees (Notes 2 and 5)	58,334
Accrued expenses (Note 5)	168,952
TOTAL LIABILITIES		5,730,569
Net assets for 26,352,354 shares outstanding		$455,124,886
Net Assets Consist of:
Paid-in capital		$463,828,472
Net unrealized appreciation of investments, futures contracts and translation of assets and liabilities in foreign currency		12,801,215
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(22,868,224)
Undistributed net investment income		1,363,423
TOTAL NET ASSETS		$455,124,886
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($180,637,831 ÷ 10,396,265 shares outstanding), no par value, unlimited shares authorized	$17.38
Offering price per share (100/94.50 of $17.38)	$18.39
Redemption proceeds per share	$17.38
Class B Shares:
Net asset value per share ($18,311,510 ÷ 1,081,066 shares outstanding), no par value, unlimited shares authorized	$16.94
Offering price per share	$16.94
Redemption proceeds per share (94.50/100 of $16.94)	$16.01
Class C Shares:
Net asset value per share ($88,457,258 ÷ 5,237,741 shares outstanding), no par value, unlimited shares authorized	$16.89
Offering price per share	$16.89
Redemption proceeds per share (99.00/100 of $16.89)	$16.72
Class R Shares:
Net asset value per share ($55,079,048 ÷ 3,193,028 shares outstanding), no par value, unlimited shares authorized	$17.25
Offering price per share	$17.25
Redemption proceeds per share	$17.25
Institutional Shares:
Net asset value per share ($112,639,239 ÷ 6,444,254 shares outstanding), no par value, unlimited shares authorized	$17.48
Offering price per share	$17.48
Redemption proceeds per share	$17.48
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended May 31, 2016 (unaudited)
Investment Income:
Dividends (including $761,735 received from affiliated holdings (Note 5) and net of foreign taxes withheld of $241,078)		$4,645,473
Investment income allocated from affiliated partnership (Note 5)		1,381,919
Interest		869,564
TOTAL INCOME		6,896,956
Expenses:
Investment adviser fee (Note 5)	$1,571,585
Administrative fee (Note 5)	175,081
Custodian fees	108,668
Transfer agent fee (Note 2)	398,442
Directors'/Trustees' fees (Note 5)	5,934
Auditing fees	15,590
Legal fees	5,881
Portfolio accounting fees	81,759
Distribution services fee (Note 5)	537,205
Other service fees (Notes 2 and 5)	351,196
Share registration costs	42,863
Printing and postage	22,746
Miscellaneous (Note 5)	29,638
EXPENSES BEFORE ALLOCATION	3,346,588
Expenses allocated from affiliated partnership (Note 2)	15,851
TOTAL EXPENSES	3,362,439
Semi-Annual Shareholder Report

Statement of Operations–continued
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(342,241)
Reimbursement of other operating expenses (Notes 2 and 5)	(109,410)
TOTAL WAIVER AND REIMBURSEMENTS		$(451,651)
Net expenses			$2,910,788
Net investment income			3,986,168
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized loss on investments (including realized loss of $(875,503) on sales of investments in affiliated holdings and realized gain of $5,676 on sales of investments in an affiliated company (Note 5)) and foreign currency transactions			(10,152,664)
Net realized loss on futures contracts			(6,458,683)
Net realized loss on investments and foreign currency transactions allocated from affiliated partnership (Note 5)			(976,044)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			5,547,616
Net change in unrealized appreciation of futures contracts			(1,266,221)
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(13,305,996)
Change in net assets resulting from operations			$(9,319,828)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 5/31/2016	Year Ended 11/30/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,986,168	$5,706,892
Net realized gain (loss) on investments including allocation from affiliated partnerships, futures contracts and foreign currency transactions	(17,587,391)	1,645,019
Net change in unrealized appreciation/depreciation of investments, futures contracts and translation of assets and liabilities in foreign currency	4,281,395	(22,356,491)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,319,828)	(15,004,580)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,679,324)	(1,712,110)
Class B Shares	(111,510)	(59,916)
Class C Shares	(520,026)	(245,024)
Class R Shares	(411,487)	(294,064)
Institutional Shares	(1,203,996)	(930,301)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions
Class A Shares	(61,246)	(16,482,726)
Class B Shares	(7,046)	(2,242,453)
Class C Shares	(30,958)	(7,164,821)
Class R Shares	(19,376)	(5,737,474)
Institutional Shares	(37,846)	(5,179,616)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,082,815)	(40,048,505)
Share Transactions:
Proceeds from sale of shares	62,510,413	173,670,988
Net asset value of shares issued to shareholders in payment of distributions declared	3,823,306	37,916,243
Cost of shares redeemed	(70,350,332)	(117,963,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,016,613)	93,623,860
Change in net assets	(17,419,256)	38,570,775
Net Assets:
Beginning of period	472,544,142	433,973,367
End of period (including undistributed net investment income of $1,363,423 and $1,303,598, respectively)	$455,124,886	$472,544,142
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
May 31, 2016 (unaudited)
1. ORGANIZATION
Federated Global Allocation Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp. (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund invests in Emerging Markets Fixed Income Core Fund (EMCORE), a portfolio of Federated Core Trust II, L.P., which is a limited partnership
Semi-Annual Shareholder Report

established under the laws of the state of Delaware. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. Effective as of June 17, 2016, EMCORE converted to Emerging Markets Core Fund (“EMCF”), switching from a partnership structure to a regulated investment company structure. EMCF will be managed by the same investment personnel as EMCORE. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The details of the total fund expense waiver and reimbursements of $451,651 are disclosed in various locations in this Note 2 and Note 5. For the six months ended May 31, 2016, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$129,347	$(27,902)
Class B Shares	20,969	(4,509)
Class C Shares	76,184	(26,719)
Class R Shares	97,067	(15,879)
Institutional Shares	74,875	(34,401)
TOTAL	$398,442	$(109,410)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended May 31, 2016, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$218,252
Class B Shares	23,729
Class C Shares	109,215
TOTAL	$351,196
For the six months ended May 31, 2016, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
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Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2016, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2016, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Additionally, the Fund purchases and sells futures contracts to enhance yield and reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $96,691,527 and $79,036,079, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
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Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements (“MNA”) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,166,343 and $1,228,795, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to maintain flexibility. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which
Semi-Annual Shareholder Report

expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
At May 31, 2016, the Fund had no outstanding written option contracts.
The average notional amount of purchased put options held by the Fund throughout the period was $13,919. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at May 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Regional Diversified Funding, Series 144A, 9.250%, 03/15/2030	3/10/2000	$157,264	$78,614
Union Central Life Insurance Co, Note, Series 144A, 8.200%, 11/01/2026	3/31/1999	$790,785	$921,420
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Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures	$28,508*	—	$—
Equity contracts	Receivable for daily variation margin on futures	$358,744*	—	$—
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$1,972,732	Unrealized depreciation on foreign exchange contracts	$1,869,610
Foreign exchange contracts	Total investments in securities at value-options	$22,275	—	$—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$2,382,259		$1,869,610
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2016
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$(274,450)	$—	$—	$(274,450)
Foreign exchange contracts	—	(995,978)	(191,731)	(1,187,709)
Equity contracts	(6,184,233)	—	—	(6,184,233)
TOTAL	$(6,458,683)	$(995,978)	$(191,731)	$(7,646,392)
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts	Total
Interest rate contracts	$126,453	$—	$—	$126,453
Foreign exchange contracts	—	219,997	(4,909)	$215,088
Equity contracts	(1,392,674)	—	—	(1,392,674)
TOTAL	$(1,266,221)	$219,997	$(4,909)	$(1,051,133)
As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payable and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2016, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,972,732	$(1,827,451)	$—	$145,281
TOTAL	$1,972,732	$(1,827,451)	$—	$145,281

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount (not less than $0)
Foreign exchange contracts	$1,869,610	$(1,827,451)	$—	$42,159
TOTAL	$1,869,610	$(1,827,451)	$—	$42,159
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	869,400	$14,812,065	2,138,430	$39,609,988
Shares issued to shareholders in payment of distributions declared	93,844	1,624,877	931,229	17,079,639
Shares redeemed	(1,041,660)	(17,626,151)	(2,257,896)	(41,553,323)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(78,416)	$(1,189,209)	811,763	$15,136,304

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	43,480	$720,351	166,063	$3,010,179
Shares issued to shareholders in payment of distributions declared	6,646	112,370	121,434	2,179,856
Shares redeemed	(196,091)	(3,236,949)	(377,949)	(6,851,605)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(145,965)	$(2,404,228)	(90,452)	$(1,661,570)

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	868,441	$14,419,151	2,094,560	$37,590,508
Shares issued to shareholders in payment of distributions declared	30,080	507,147	386,550	6,915,927
Shares redeemed	(820,063)	(13,507,516)	(1,447,890)	(25,984,851)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	78,458	$1,418,782	1,033,220	$18,521,584

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	420,546	$7,082,189	807,794	$14,882,182
Shares issued to shareholders in payment of distributions declared	24,691	424,862	327,830	5,976,139
Shares redeemed	(590,341)	(9,944,423)	(1,150,660)	(21,202,613)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(145,104)	$(2,437,372)	(15,036)	$(344,292)
Semi-Annual Shareholder Report

	Six Months Ended 5/31/2016		Year Ended 11/30/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,497,424	$25,476,657	4,247,690	$78,578,131
Shares issued to shareholders in payment of distributions declared	66,296	1,154,050	313,172	5,764,682
Shares redeemed	(1,523,084)	(26,035,293)	(1,219,122)	(22,370,979)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	40,636	$595,414	3,341,740	$61,971,834
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(250,391)	$(4,016,613)	5,081,235	$93,623,860
4. FEDERAL TAX INFORMATION
At May 31, 2016, the cost of investments for federal tax purposes was $432,254,829. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from FCs to U.S. dollars of assets and liabilities other than investments in securities; (b) outstanding foreign currency commitments; and (c) futures contracts was $12,373,587. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,659,883 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,286,296.
At November 30, 2015, the Fund had a capital loss carryforward of $3,397,045 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$3,397,045	NA	$3,397,045
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of gross income of the Fund, excluding gains or losses. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the Adviser voluntarily waived $337,776 of its fee and voluntarily reimbursed $109,410 of transfer agent fees.
Certain of the Fund's assets are managed by Federated Investment Management Company (FIMCO) (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended May 31, 2016, the Sub-Adviser earned a fee of $204,118.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2016, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$71,186
Class C Shares	327,644
Class R Shares	138,375
TOTAL	$537,205
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended May 31, 2016, FSC retained $128,256 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended May 31, 2016, FSC retained $21,690 in sales charges from the sale of Class A Shares. FSC also retained $17,329 relating to redemption of Class B Shares and $7,146 relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended May 31, 2016, FSSC received $43,915 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from affiliated partnerships, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.95%, 1.89%, 1.57% and 0.85% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2017; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Companies and Affiliated Holdings
An affiliated company is a company in which the Fund, alone or in combination with other affiliated Funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the six months ended May 31, 2016, were as follows:
Affiliates	Balance of Shares Held 11/30/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 5/31/2016	Value	Dividend Income
Dyax Corp., CVR	—	1,200	—	1,200	$1,332	$—
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended May 31, 2016, the Adviser reimbursed $4,465. Transactions involving the affiliated holdings during the six months ended May 31, 2016, were as follows:
	Emerging Market Fixed Income Core Fund	Federated Bank Loan Core Fund	Federated Mortgage Core Portfolio	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 11/30/2015	1,324,502	334,858	1,919,615	—	1,526,203	2,220,152	7,325,330
Purchases/ Additions	59,452	103,292	432,990	179,444,726	10,647	88,054	180,139,161
Sales/ Reductions	—	(165,720)	—	(174,193,494)	(1,069,519)	(1,049,648)	(176,478,381)
Balance of Shares Held 5/31/2016	1,383,954	272,430	2,352,605	5,251,232	467,331	1,258,558	10,986,110
Value	$49,722,359	$2,707,953	$23,478,998	$5,251,232	$4,355,525	$7,664,618	$93,180,685
Dividend Income/ Allocated Investment Income	$1,381,919	$65,523	$307,058	$13,174	$99,383	$276,597	$2,143,654
Allocated Net Realized Gain (Loss)	$(976,044)	$—	$—	$—	$—	$—	$(976,044)
Semi-Annual Shareholder Report

6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2016, were as follows:
Purchases	$272,399,592
Sales	$279,735,045
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2016, there were no outstanding loans. During the six months ended May 31, 2016, the program was not utilized.
9. Subsequent event
Effective June 24, 2016, the Fund began to offer Class R6 Shares.
On June 29, 2016, the unsecured, uncommitted LOC with PNC Bank mentioned above was terminated and the Fund began participating with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (Committed LOC) agreement. The Committed LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the Committed LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the Committed LOC also is subject to the limitations of the 1940 Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the Committed LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offer Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The Committed LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of the date of this filing, the Fund had no outstanding loans and has not utilized the Committed LOC.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2015 to May 31, 2016.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 12/1/2015	Ending Account Value 5/31/2016	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$979.80	$5.64
Class B Shares	$1,000	$975.50	$9.63
Class C Shares	$1,000	$975.60	$9.33
Class R Shares	$1,000	$977.00	$7.76
Institutional Shares	$1,000	$980.80	$4.21
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.30	$5.76
Class B Shares	$1,000	$1,015.25	$9.82
Class C Shares	$1,000	$1,015.55	$9.52
Class R Shares	$1,000	$1,017.15	$7.92
Institutional Shares	$1,000	$1,020.75	$4.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.14%
Class B Shares	1.95%
Class C Shares	1.89%
Class R Shares	1.57%
Institutional Shares	0.85%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
Federated Global Allocation Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term. The Board's decision regarding these contracts reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally track the factors listed above. Consistent with these judicial decisions
Semi-Annual Shareholder Report

and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and subadviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc., and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the
Semi-Annual Shareholder Report

Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative
Semi-Annual Shareholder Report

responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory and subadvisory contracts.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year and five-year periods was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory and subadvisory contracts with respect to the Fund.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions as well as, systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any
Semi-Annual Shareholder Report

economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Global Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314183104
CUSIP 314183203
CUSIP 314183302
CUSIP 314183401
CUSIP 314183500
8080105 (7/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Global Allocation Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 26, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 26, 2016